UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21157
                                                     ---------------------

               Nuveen Arizona Dividend Advantage Municipal Fund 3
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31, 2010
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                          [LOGO]
                                                                  NUVEEN
                                                                     INVESTMENTS

Closed-End Funds

--------------------------------------------------------------------------------
Nuveen Investments
Municipal Closed-End Funds

IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Semi-Annual Report
January 31, 2010

--------------------------  ------------------------  --------------------------  --------------------------
NUVEEN ARIZONA              NUVEEN ARIZONA            NUVEEN ARIZONA              NUVEEN ARIZONA
PREMIUM INCOME              DIVIDEND ADVANTAGE        DIVIDEND ADVANTAGE          DIVIDEND ADVANTAGE
MUNICIPAL FUND, INC.        MUNICIPAL FUND            MUNICIPAL FUND 2            MUNICIPAL FUND 3
NAZ                         NFZ                       NKR                         NXE

--------------------------
NUVEEN TEXAS
QUALITY INCOME
MUNICIPAL FUND
NTX

                                  (JANUARY 10)

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OR

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If you receive your Nuveen Fund dividends and statements directly from Nuveen.

                                                                          [LOGO]
                                                                  NUVEEN
                                                                     INVESTMENTS

Chairman's
Letter to Shareholders

[PHOTO OF ROBERT P. BREMNER]

DEAR SHAREHOLDER,

The economic environment in which your Fund operates reflects continuing but uneven economic recovery. The U.S. and other major industrial countries are experiencing steady but comparatively low levels of economic growth, while emerging market countries are seeing a resumption of relatively strong economic expansion. The largest source of economic uncertainty is the potential impact of steps being considered by many governments to counteract the extraordinary governmental spending and credit expansion carried out to deal with the financial and economic crisis of 2008. Consequently, the implications for future tax rates, government spending, interest rates and the pace of economic recovery in the U.S. and other leading economies are extremely difficult to predict at the present time. The long term health of the global economy depends on restoring some measure of fiscal discipline around the world, but since all of the corrective steps require economic pain, it is not surprising that governments are reluctant to undertake them.

In the near term, governments remain committed to furthering economic recovery and realizing a meaningful reduction in their national unemployment rates. Such an environment should produce continued economic growth and, consequently, attractive investment opportunities. Over the longer term, the larger uncertainty mentioned earlier carries the risk of unexpected potholes in the road to sustained recovery. For this reason, Nuveen's investment management teams are working hard to balance return and risk by building well-diversified portfolios, among other strategies. I encourage you to read the following commentary on the management of your Fund. As always, I also encourage you to contact your financial consultant if you have any questions about your Nuveen Fund investment.

Nuveen remains committed to refinancing all of the auction rate preferred shares issued by its closed end funds. By the fall of 2009, all of the Nuveen taxable closed end funds had completed redemption of their auction rate preferred shares, at par value. As of March 2010, approximately 25% of the municipal auction rate preferred shares issued by the Nuveen Funds also had been redeemed. Subject to market conditions and no changes in current regulatory approvals, Nuveen expects to continue this redemption process, at par value, through the further issuance of MuniFund Term Preferreds, the resumption of issuance of Variable Rate Demand Preferred Shares, and other portfolio management actions. Please consult the Nuveen web site for the most recent information on this issue and all recent developments on your Nuveen Funds at: www.nuveen.com.

On behalf of the other members of your Fund's Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Robert P. Bremner

Robert P. Bremner
Chairman of the Board and Lead Independent Director
March 25, 2010

                                                            Nuveen Investments 1

Portfolio Managers' Comments

NUVEEN ARIZONA PREMIUM INCOME MUNICIPAL FUND, INC. (NAZ)
NUVEEN ARIZONA DIVIDEND ADVANTAGE MUNICIPAL FUND (NFZ)
NUVEEN ARIZONA DIVIDEND ADVANTAGE MUNICIPAL FUND 2 (NKR)
NUVEEN ARIZONA DIVIDEND ADVANTAGE MUNICIPAL FUND 3 (NXE)
NUVEEN TEXAS QUALITY INCOME MUNICIPAL FUND (NTX)

PORTFOLIO MANAGERS SCOTT ROMANS AND DANIEL CLOSE DISCUSS KEY INVESTMENT STRATEGIES AND THE SIX-MONTH PERFORMANCE OF THESE FIVE NUVEEN FUNDS. SCOTT, WHO HAS BEEN WITH NUVEEN SINCE 2000, HAS MANAGED THE ARIZONA FUNDS SINCE 2003. DAN, WHO JOINED NUVEEN IN 2000, ASSUMED PORTFOLIO MANAGEMENT RESPONSIBILITY FOR NTX IN 2007.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE ARIZONA AND TEXAS FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED JANUARY 31, 2010?

During this period, municipal bond prices generally rose, as strong cash flows into municipal bond funds combined with tighter supply of new tax-exempt issuance to create favorable supply and demand conditions.

One reason for the supply reduction was the introduction of the Build America Bond program, a new class of taxable municipal debt created as part of the February 2009 economic stimulus package. These bonds offer municipal issuers a federal subsidy equal to 35% of a security's interest payments, and therefore offer issuers an attractive alternative to traditional tax-exempt debt. During the six-month period ended January 31, 2010, taxable Build America Bonds issuance totaled $51.9 billion, accounting for almost 24% of new municipal bonds nationwide.

In both Arizona and Texas, the Build America Bond program had a significant impact on the availability of tax-exempt issuance, especially among the longer maturities that we typically seek to purchase for these Funds. During this period, Build America Bonds comprised approximately 30% of new municipal supply in Texas, which ranked as the second largest user of these bonds (after California). In Arizona, where municipal issuance was already down 49% from the same period a year earlier, Build America Bonds represented almost 19% of municipal supply between August 1, 2009, and January 31, 2010. Since interest payments from Build America Bonds represent taxable income, we do not view these bonds as good investment opportunities for the Arizona and Texas Funds

CERTAIN STATEMENTS IN THIS REPORT ARE FORWARD-LOOKING STATEMENTS. DISCUSSIONS OF SPECIFIC INVESTMENTS ARE FOR ILLUSTRATION ONLY AND ARE NOT INTENDED AS RECOMMENDATIONS OF INDIVIDUAL INVESTMENTS. THE FORWARD-LOOKING STATEMENTS AND OTHER VIEWS EXPRESSED HEREIN ARE THOSE OF THE PORTFOLIO MANAGERS AS OF THE DATE OF THIS REPORT. ACTUAL FUTURE RESULTS OR OCCURRENCES MAY DIFFER SIGNIFICANTLY FROM THOSE ANTICIPATED IN ANY FORWARD-LOOKING STATEMENTS, AND THE VIEWS EXPRESSED HEREIN ARE SUBJECT TO CHANGE AT ANY TIME, DUE TO NUMEROUS MARKET AND OTHER FACTORS. THE FUNDS DISCLAIM ANY OBLIGATION TO UPDATE PUBLICLY OR REVISE ANY FORWARD-LOOKING STATEMENTS OR VIEWS EXPRESSED HEREIN.

2 Nuveen Investments

Because the supply of new tax-exempt municipal bonds was constrained during this period, investment activity in the Arizona Funds was more limited than usual. However, we continued to find some attractive value opportunities, taking a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform well over the long term. During this period, NTX purchased several higher-rated general obligation issues, bonds issued for an A rated toll road system, an electric utility and a lower-rated tax incremental financing (TIF) district credit. In the Arizona Funds, we added positions in a high-grade tax revenue bond and lower-rated water/sewer and electric utility bonds. In both Arizona and Texas, cash for new purchases was generated by bond calls.

As of January 31, 2010, all five of these Funds continued to use inverse floating rate securities.(1) We employ inverse floaters as a form of leverage for a variety of reasons, including duration management, and income and total return enhancement.

HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen Arizona and Texas Funds, as well as relevant index and peer group information, are presented in the accompanying table.

AVERAGE ANNUAL TOTAL RETURNS ON COMMON SHARE NET ASSET VALUE* FOR PERIODS ENDED 1/31/10

                                                              SIX-MONTH   1-YEAR   5-YEAR    10-YEAR
----------------------------------------------------------------------------------------------------
ARIZONA FUNDS
NAZ                                                               8.56%   20.82%    3.44%      5.65%
NFZ                                                              10.46%   20.56%    2.67%       N/A
NKR                                                               9.00%   19.23%    3.59%       N/A
NXE                                                              10.35%   23.06%    3.54%       N/A

Standard & Poor's (S&P) Arizona Municipal Bond                    5.33%   11.03%    4.23%      5.74%
Index(2)

TEXAS FUND

NTX                                                               8.58%   16.45%    4.05%      6.73%

Standard & Poor's (S&P) Texas Municipal Bond                      5.90%   11.37%    4.47%      6.03%
Index(2)

Standard & Poor's (S&P) National Municipal Bond                   5.57%   10.75%    4.07%      5.82%
Index(3)

Lipper Other States Municipal Debt Funds Average(4)               8.96%   19.19%    3.72%      6.73%
----------------------------------------------------------------------------------------------------

For the six months ended January 31, 2010, the cumulative returns on common share net asset value (NAV) for all four Arizona Funds exceeded the return for the Standard & Poor's (S&P) Arizona Municipal Bond Index and NTX outperformed the S&P Texas Municipal Bond Index. All of the Funds also outperformed the S&P National Municipal Bond Index. For the six-month period, NFZ, NKR and NXE exceeded the average return for the Lipper Other States Municipal Debt Funds Average, while NAZ and NTX trailed the Lipper group average.

* Six-month returns are cumulative; returns for one-year, five-year, and ten-year are annualized.

      Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

      For additional information, see the individual Performance Overview for your Fund in this report.

1 An inverse floating rate security, also known as an inverse floater, is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in this Report sections of this report.

2 The Standard & Poor's (S&P) Arizona and Texas Municipal Bond Indexes are unlever-aged, market value-weighted indexes designed to measure the performance of the investment-grade municipal bond markets in Arizona and Texas, respectively. These indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

3 The Standard & Poor's (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the investment-grade U.S. municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

4 The Lipper Other States Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: six-months, 43 funds; 1-year, 43 funds; 5-year, 43 funds; and 10-year, 20 funds. The performance of the Lipper Other States Municipal Debt Funds Average represents the overall average of returns for funds from ten different states with a wide variety of municipal market conditions. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

                                                            Nuveen Investments 3

Key management factors that influenced the Funds' returns during this period included yield curve and duration positioning, credit exposure and sector allocation. In addition, leverage was an important factor affecting each Fund's performance over this period. The impact of leverage is discussed in more detail on page five.

During this period, we saw yields on tax-exempt bonds generally decline and bond prices rise, especially at the longer end of the municipal yield curve. As a result, longer-term bonds generally outperformed credits with shorter maturities. Overall, duration and yield curve positioning was a net positive for the performance of these Funds, with the exception of NKR. In general, the Funds were underexposed to the underperforming short end of the yield curve and tended to have heavier weightings in the longer part of the curve, which had a positive impact on performance. NKR was not as advantageously positioned as the other Arizona Funds, with a duration shorter than its target. This detracted from the Fund's relative performance as yields fell.

While yield curve positioning and duration played important roles in performance during these six months, credit exposure also had a significant impact. The demand for municipal bonds increased among both institutional and individual investors during this period. This increase was driven by a variety of factors, including concerns about potential tax increases, the need to rebalance portfolio allocations and a growing appetite for additional risk. At the same time, the supply of new tax-exempt municipal securities declined. As investors bid up municipal bond prices, bonds rated BBB or below and non-rated bonds generally outperformed those rated AAA. In this environment, the Funds' benefited from their allocations to lower quality credits. This was especially true in NXE, which had the heaviest weighting of BBB and non-rated bonds among these five Funds. NAZ, which cannot invest in sub-investment-grade bonds, was more constrained in its opportunities to take advantage of this environment.

Holdings that generally contributed positively to the Funds' performance included industrial development revenue (IDR) and health care bonds, both of which exceeded the overall municipal market return by a substantial margin. Revenue bonds as a whole also performed well, as did the transportation and housing sectors. In addition, zero coupon bonds were among the strongest performers.

Pre-refunded bonds, which are often backed by U.S. Treasury securities and which had been one of the top performing segments of the municipal bond market over the past two years, performed poorly on a relative basis during this period. This was primarily due to their shorter effective maturities and higher credit quality. Among these five Funds, NFZ had the smallest allocation of pre-refunded bonds during this period, which benefited its relative performance. Many general obligation bonds also failed to keep pace with the overall municipal market, while education, water and sewer, and leasing trailed the other revenue sectors. In the Arizona Funds, our holdings of improvement district bonds, also known as dirt deals, generally performed poorly. Despite good structures and credit, the market for these lower-rated bonds tends to be underdeveloped in Arizona, which meant less in-state demand, especially from retail buyers, and underper-formance for the segment as a whole. During this period, NFZ, NKR and NXE were overexposed to improvement district bonds, which hurt their performance, while NAZ's smaller position in these credits lessened the negative impact.

4 Nuveen Investments

IMPACT OF THE FUNDS' LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of these Funds relative to the comparative indexes was the Funds' use of financial leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total returns for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when bond prices generally are rising.

Leverage made a significant positive contribution to the performance of these Funds over this reporting period.

RECENT DEVELOPMENTS REGARDING THE FUNDS' LEVERAGED CAPITAL STRUCTURE

Shortly after their inceptions, each of the Funds issued auction rate preferred shares (ARPS) to create financial leverage. As noted in the past shareholder reports, the ARPS issued by many closed-end funds, including these Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more auction rate preferred shares have been submitted for sale in each of their regularly scheduled auctions than there have been offers to buy. In fact, offers to buy have been almost completely non-existent since late February 2008. This means that these auctions have "failed to clear," and that many, or all, of the ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. This lack of liquidity in ARPS did not lower the credit quality of these shares, and ARPS shareholders unable to sell their shares received distributions at the "maximum rate" applicable to failed auctions, as calculated in accordance with the pre-established terms of the ARPS. In the recent market, with short-term rates at multi-generational lows, those maximum rates also have been low.

One continuing implication for common shareholders from the auction failures is that each Fund's cost of leverage likely has been incrementally higher at times than it otherwise might have been had the auctions continued to be successful. As a result, each Fund's common share earnings likely have been incrementally lower at times than they otherwise might have been.

As noted in past shareholder reports, the Nuveen funds' Board of Directors/Trustees authorized several methods to refinance a portion of the Nuveen funds' outstanding ARPS. Some Funds have invested in tender option bonds
(TOBs), also known as floating rate securities. The amount of TOBs that a Fund may use varies according to the composition of each Fund's portfolio. Some Funds have a greater ability to use TOBs than others. As of January 31, 2010, some Funds have issued Variable Rate Demand Preferred Shares (VRDP), but these issuances have been limited since it has been difficult to find liquidity facilities on economically viable terms given the constrained credit environment. Some Funds also have issued MuniFund Term Preferred Shares (MTP), a fixed-rate form of preferred stock with a mandatory redemption period of five years.

                                                            Nuveen Investments 5

While all these efforts have reduced the total amount of outstanding ARPS issued by the Nuveen funds, the Funds cannot provide any assurance on when the remaining outstanding ARPS might be redeemed.

As of January 31, 2010, the amount of ARPS redeemed by the Funds are as shown in the accompanying table.

                                               AUCTION RATE       % OF ORIGINAL
                                            PREFERRED SHARES       AUCTION RATE
FUND                                                REDEEMED    PREFERRED SHARES
--------------------------------------------------------------------------------
NAZ                                               $2,125,000                7.1%
NFZ                                               $1,400,000               11.7%
NKR                                               $1,875,000               10.1%
NXE                                               $3,600,000               16.4%
NTX                                               $3,950.000                5.7%
--------------------------------------------------------------------------------

Subsequent to the reporting period, NFZ, NKR and NXE filed with the Securities and Exchange Commission (SEC) a registration statement seeking to register MTP. These registration statements, declared effective by the SEC, enables the Funds to issue to the public shares of MTP to refinance all or a portion of their ARPS. The issuance of MTP by NFZ, NKR and NXE is subject to market conditions. There is no assurance that these MTP shares will be issued.

As of January 31, 2010, 78 out of the 84 Nuveen closed-end municipal funds that had issued ARPS have redeemed, at par, all or a portion of these shares. These redemptions bring the total amount of Nuveen's municipal closed-end funds' ARPS redemptions to approximately $2.8 billion of the original $11 billion outstanding.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

6 Nuveen Investments

COMMON SHARE DIVIDEND AND SHARE PRICE INFORMATION

During the six-month period ended January 31, 2010, NAZ, NFZ, NKR, NXE and NTX each had two monthly dividend increases.

Due to normal portfolio activity, common shareholders of NTX received a long-term capital gains distribution of $0.0118 per share and a short-term capital gains distribution of $0.0002 per share at the end of December 2009.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2010, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial statement purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

During the six-month reporting period, NFZ, NKR and NXE did not repurchase any of their outstanding commons shares. As of January 31, 2010, NFZ, NKR and NXE cumulatively repurchased their outstanding common shares as shown in the accompanying table. Since the inception of the Funds' repurchase program, NAZ and NTX have not repurchased any of their outstanding common shares.

                                         COMMON SHARES        % OF OUTSTANDING
FUND                                       REPURCHASED           COMMON SHARES
-------------------------------------------------------------------------------
NFZ                                              2,500                     0.2%
NKR                                                800                     0.0%*
NXE                                              1,600                     0.1%
-------------------------------------------------------------------------------
*Rounds to less than 0.1%.

As of January 31, 2010, the Funds' common share prices were trading at (+) premiums or (-) discounts to their common share NAVs as shown in the accompanying table.

                                               1/31/10        SIX-MONTH AVERAGE
                                (+)PREMIUM/(-)DISCOUNT   (+)PREMIUM/(+)DISCOUNT
--------------------------------------------------------------------------------
NAZ                                             +1.17%                   -4.08%
NFZ                                            -10.11%                   -6.52%
NKR                                             -7.83%                   -7.56%
NXE                                             -7.80%                   -7.27%
NTX                                             +4.24%                   +4.11%
--------------------------------------------------------------------------------
                                                            Nuveen Investments 7

NAZ Performance OVERVIEW | Nuveen Arizona Premium Income Municipal Fund, Inc.
                         | as of January 31, 2010

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                      $ 13.84
--------------------------------------------------------------------------------
Common Share Net Asset Value                                            $ 13.68
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  1.17%
--------------------------------------------------------------------------------
Market Yield                                                               5.12%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                7.45%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                           $61,160
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                          17.19
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.87
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/19/92)
--------------------------------------------------------------------------------
                                            ON SHARE PRICE               ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                15.57%                8.56%
--------------------------------------------------------------------------------
1-Year                                              34.93%               20.82%
--------------------------------------------------------------------------------
5-Year                                               2.31%                3.44%
--------------------------------------------------------------------------------
10-Year                                              5.25%                5.65%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    23.5%
--------------------------------------------------------------------------------
Utilities                                                                 16.4%
--------------------------------------------------------------------------------
Health Care                                                               15.2%
--------------------------------------------------------------------------------
Water and Sewer                                                           13.3%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           12.2%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          7.9%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     7.5%
--------------------------------------------------------------------------------
Other                                                                      4.0%
--------------------------------------------------------------------------------

CREDIT QUALITY (as a % of total investments)

                                  [PIE CHART]

AAA/U.S.
Guaranteed                                                                   27%
AA                                                                           20%
A                                                                            34%
BBB                                                                           8%
N/R                                                                          11%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                   [BAR CHART]

Feb                                                                      $ 0.053
Mar                                                                        0.053
Apr                                                                        0.053
May                                                                        0.054
Jun                                                                        0.054
Jul                                                                        0.054
Aug                                                                        0.054
Sep                                                                        0.057
Oct                                                                        0.057
Nov                                                                        0.057
Dec                                                                        0.059
Jan                                                                        0.059

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE GRAPH]

2/01/09                                                                $   10.81
                                                                           11.01
                                                                           11.23
                                                                         10.8981
                                                                           10.93
                                                                           10.83
                                                                         10.6501
                                                                           10.96
                                                                           11.23
                                                                            11.1
                                                                           11.12
                                                                           11.18
                                                                            11.6
                                                                           11.79
                                                                           11.85
                                                                           11.85
                                                                           12.09
                                                                         11.8985
                                                                           11.94
                                                                           11.88
                                                                           11.93
                                                                           11.65
                                                                           11.91
                                                                           12.58
                                                                            12.6
                                                                           12.37
                                                                           12.29
                                                                           12.57
                                                                           12.49
                                                                           12.47
                                                                           12.52
                                                                            12.8
                                                                           12.88
                                                                           13.07
                                                                            13.3
                                                                           13.23
                                                                           13.52
                                                                           12.93
                                                                         13.1517
                                                                           12.72
                                                                           12.99
                                                                         12.7501
                                                                           12.81
                                                                           13.06
                                                                           13.31
                                                                         12.9388
                                                                           13.08
                                                                            13.1
                                                                           12.87
                                                                           13.55
                                                                           13.89
                                                                         13.9499
1/31/10                                                                    13.84

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

8 Nuveen Investments

NFZ Performance OVERVIEW | Nuveen Arizona Dividend Advantage Municipal Fund
                         | as of January 31, 2010

CREDIT QUALITY (as a % of total investments)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          19%
AA                                                                           25%
A                                                                            32%
BBB                                                                          16%
N/R                                                                           8%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                   [BAR CHART]

Feb                                                                     $ 0.0525
Mar                                                                       0.0525
Apr                                                                       0.0525
May                                                                       0.0525
Jun                                                                       0.0525
Jul                                                                       0.0525
Aug                                                                       0.0525
Sep                                                                        0.054
Oct                                                                        0.054
Nov                                                                        0.054
Dec                                                                        0.057
Jan                                                                        0.057

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE GRAPH]

2/01/09                                                                $   10.18
                                                                         10.3299
                                                                           10.31
                                                                            9.95
                                                                           10.04
                                                                         10.0265
                                                                            9.43
                                                                            9.59
                                                                            9.97
                                                                           10.58
                                                                           11.39
                                                                            10.9
                                                                           10.93
                                                                           11.33
                                                                              11
                                                                           10.96
                                                                         11.1845
                                                                         11.3199
                                                                           11.52
                                                                           11.27
                                                                           11.27
                                                                           11.19
                                                                           11.35
                                                                           11.69
                                                                         11.5135
                                                                           12.16
                                                                           12.14
                                                                           12.45
                                                                              12
                                                                           12.14
                                                                            12.1
                                                                           12.28
                                                                           12.58
                                                                         12.8999
                                                                           13.29
                                                                           13.07
                                                                           13.32
                                                                              12
                                                                           12.75
                                                                           12.59
                                                                          12.538
                                                                            12.4
                                                                           12.38
                                                                              13
                                                                           12.67
                                                                           12.51
                                                                          12.535
                                                                           12.41
                                                                           12.39
                                                                           12.49
                                                                           12.46
                                                                            12.4
1/31/10                                                                    12.27

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                     $ 12.27
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $ 13.65
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                               -10.11%
--------------------------------------------------------------------------------
Market Yield                                                              5.57%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                               8.11%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                          $21,131
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                         15.37
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                9.10
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/30/01)
--------------------------------------------------------------------------------
                                           ON SHARE PRICE               ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                 3.74%               10.46%
--------------------------------------------------------------------------------
1-Year                                              26.44%               20.56%
--------------------------------------------------------------------------------
5-Year                                              -0.69%                2.67%
--------------------------------------------------------------------------------
Since
Inception                                            3.36%                5.20%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    31.9%
--------------------------------------------------------------------------------
Utilities                                                                 22.8%
--------------------------------------------------------------------------------
Health Care                                                               12.3%
--------------------------------------------------------------------------------
Water and Sewer                                                            8.7%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     7.9%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            6.1%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          5.4%
--------------------------------------------------------------------------------
Other                                                                      4.9%
--------------------------------------------------------------------------------

                                                            Nuveen Investments 9

NKR Performance OVERVIEW | Nuveen Arizona Dividend Advantage Municipal Fund 2
                         | as of January 31, 2010

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                     $ 13.18
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $ 14.30
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -7.83%
--------------------------------------------------------------------------------
Market Yield                                                              5.83%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                               8.49%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                          $34,896
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                         14.11
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                7.29
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
--------------------------------------------------------------------------------
                                           ON SHARE PRICE               ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                 8.22%                9.00%
--------------------------------------------------------------------------------
1-Year                                              26.10%               19.23%
--------------------------------------------------------------------------------
5-Year                                               1.96%                3.59%
--------------------------------------------------------------------------------
Since Inception                                      4.15%                5.74%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    32.0%
--------------------------------------------------------------------------------
Health Care                                                               16.5%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           13.9%
--------------------------------------------------------------------------------
Tax Obligation/General                                                    13.7%
--------------------------------------------------------------------------------
Water and Sewer                                                            7.9%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          4.5%
--------------------------------------------------------------------------------
Other                                                                     11.5%
--------------------------------------------------------------------------------

CREDIT QUALITY (as a % of total investments)

                                   [PIE CHART]

AAA/U.S.
Guaranteed                                                                   34%
AA                                                                           14%
A                                                                            23%
BBB                                                                          13%
N/R                                                                          16%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                   [BAR CHART]

Feb                                                                     $ 0.0585
Mar                                                                       0.0585
Apr                                                                       0.0585
May                                                                       0.0585
Jun                                                                       0.0585
Jul                                                                       0.0585
Aug                                                                       0.0585
Sep                                                                       0.0595
Oct                                                                       0.0595
Nov                                                                       0.0595
Dec                                                                        0.064
Jan                                                                        0.064

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE GRAPH]

2/01/09                                                                $   11.09
                                                                            11.2
                                                                            11.3
                                                                           11.07
                                                                          11.273
                                                                          10.354
                                                                           10.37
                                                                         10.4401
                                                                         10.6901
                                                                           11.12
                                                                           11.82
                                                                           11.33
                                                                            11.6
                                                                           12.03
                                                                           11.92
                                                                          11.824
                                                                           12.15
                                                                            12.2
                                                                           12.44
                                                                            12.2
                                                                            12.2
                                                                         12.0501
                                                                           12.18
                                                                           12.83
                                                                           13.05
                                                                         12.4488
                                                                           12.52
                                                                           12.47
                                                                            12.2
                                                                          12.429
                                                                           12.41
                                                                         12.6999
                                                                            12.7
                                                                         12.9999
                                                                         13.3202
                                                                          13.464
                                                                           13.64
                                                                         12.8499
                                                                           13.01
                                                                           12.91
                                                                           13.31
                                                                         13.1725
                                                                           13.31
                                                                           13.24
                                                                           13.16
                                                                         13.0325
                                                                         13.0201
                                                                           13.19
                                                                          13.166
                                                                           13.55
                                                                           13.42
                                                                         13.5393
1/31/10                                                                  13.1776

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

10 Nuveen Investments

NXE Performance OVERVIEW | Nuveen Arizona Dividend Advantage Municipal Fund 3
                         | as of January 31, 2010

CREDIT QUALITY (as a % of total investments)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          21%
AA                                                                           20%
A                                                                            27%
BBB                                                                          18%
N/R                                                                          14%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                   [BAR CHART]

Feb                                                                     $ 0.0545
Mar                                                                       0.0545
Apr                                                                       0.0545
May                                                                       0.0545
Jun                                                                       0.0545
Jul                                                                       0.0545
Aug                                                                       0.0545
Sep                                                                        0.059
Oct                                                                        0.059
Nov                                                                        0.059
Dec                                                                        0.062
Jan                                                                        0.062

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE GRAPH]

2/01/09                                                                $   10.37
                                                                          10.531
                                                                           10.45
                                                                          9.9999
                                                                           10.07
                                                                          9.9982
                                                                            9.51
                                                                            9.69
                                                                            9.76
                                                                            9.88
                                                                          10.131
                                                                           10.35
                                                                           10.64
                                                                           10.34
                                                                            10.7
                                                                           10.97
                                                                           11.62
                                                                            11.5
                                                                            11.4
                                                                           11.26
                                                                           11.03
                                                                            11.1
                                                                           11.19
                                                                           11.56
                                                                           11.62
                                                                         11.6154
                                                                           11.73
                                                                            11.7
                                                                           11.63
                                                                            11.7
                                                                         12.0225
                                                                           12.18
                                                                           12.53
                                                                           13.14
                                                                          13.142
                                                                           13.09
                                                                           13.12
                                                                          12.382
                                                                            13.2
                                                                          12.792
                                                                            12.4
                                                                            12.7
                                                                           12.69
                                                                           13.05
                                                                           12.69
                                                                         12.6899
                                                                         12.4299
                                                                           12.58
                                                                            12.5
                                                                            12.6
                                                                          12.634
                                                                           12.55
1/31/10                                                                    12.65

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                     $ 12.65
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $ 13.72
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -7.80%
--------------------------------------------------------------------------------
Market Yield                                                              5.88%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                               8.56%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                          $42,078
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                         15.77
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                8.08
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/02)
--------------------------------------------------------------------------------
                                           ON SHARE PRICE               ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                10.90%               10.35%
--------------------------------------------------------------------------------
1-Year                                              30.07%               23.06%
--------------------------------------------------------------------------------
5-Year                                               2.34%                3.54%
--------------------------------------------------------------------------------
Since
Inception                                            3.10%                4.66%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    22.1%
--------------------------------------------------------------------------------
Health Care                                                               20.6%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           13.4%
--------------------------------------------------------------------------------
Education and Civic Organizations                                         10.4%
--------------------------------------------------------------------------------
Transportation                                                             9.7%
--------------------------------------------------------------------------------
Water and Sewer                                                            9.4%
--------------------------------------------------------------------------------
Utilities                                                                  9.3%
--------------------------------------------------------------------------------
Other                                                                      5.1%
--------------------------------------------------------------------------------

                                                           Nuveen Investments 11

NTX Performance OVERVIEW | Nuveen Texas Quality Income Municipal Fund
                         | as of January 31, 2010

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                    $  15.23
--------------------------------------------------------------------------------
Common Share Net Asset Value                                          $  14.61
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 4.24%
--------------------------------------------------------------------------------
Market Yield                                                              5.36%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                               7.44%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                         $139,034
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                         15.84
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                7.31
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/17/91)
--------------------------------------------------------------------------------
                                            ON SHARE PRICE               ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                 5.97%                8.58%
--------------------------------------------------------------------------------
1-Year                                              27.65%               16.45%
--------------------------------------------------------------------------------
5-Year                                               5.70%                4.05%
--------------------------------------------------------------------------------
10-Year                                              8.62%                6.73%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/General                                                    32.1%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           10.9%
--------------------------------------------------------------------------------
Education and Civic Organizations                                         10.2%
--------------------------------------------------------------------------------
Health Care                                                                8.5%
--------------------------------------------------------------------------------
Utilities                                                                  8.5%
--------------------------------------------------------------------------------
Water and Sewer                                                            8.1%
--------------------------------------------------------------------------------
Transportation                                                             6.3%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     6.2%
--------------------------------------------------------------------------------
Other                                                                      9.2%
--------------------------------------------------------------------------------

CREDIT QUALITY (as a % of total investments)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          42%
AA                                                                           24%
A                                                                            16%
BBB                                                                          14%
BB or Lower                                                                   4%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE(2)

                                   [BAR CHART]

Feb                                                                      $ 0.058
Mar                                                                        0.058
Apr                                                                        0.058
May                                                                        0.062
Jun                                                                        0.062
Jul                                                                        0.062
Aug                                                                        0.062
Sep                                                                        0.067
Oct                                                                        0.067
Nov                                                                        0.067
Dec                                                                        0.068
Jan                                                                        0.068

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE GRAPH]

2/01/09                                                                $   12.56
                                                                           12.92
                                                                         12.9501
                                                                           12.41
                                                                          13.118
                                                                           13.05
                                                                           13.08
                                                                           13.07
                                                                           13.38
                                                                            13.2
                                                                            13.4
                                                                           13.13
                                                                           13.36
                                                                           13.25
                                                                           13.42
                                                                           13.75
                                                                         13.6696
                                                                          13.864
                                                                           13.55
                                                                           13.81
                                                                         13.6001
                                                                            14.1
                                                                           14.18
                                                                           14.49
                                                                           14.26
                                                                          14.212
                                                                           14.78
                                                                            14.5
                                                                            14.9
                                                                           14.54
                                                                           14.74
                                                                           15.09
                                                                           14.95
                                                                           15.25
                                                                         15.4199
                                                                         15.4215
                                                                         15.6283
                                                                           15.75
                                                                            15.4
                                                                           14.61
                                                                           14.61
                                                                           14.35
                                                                         14.3999
                                                                            14.7
                                                                           15.19
                                                                           15.11
                                                                           14.95
                                                                         14.8899
                                                                            15.1
                                                                           15.16
                                                                         15.3399
                                                                           15.35
1/31/10                                                                    15.23

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2009 of $0.0120 per share.

12 Nuveen Investments

NAZ | Nuveen Arizona Premium Income Municipal Fund, Inc.
    | Portfolio of Investments January 31, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)  DESCRIPTION (1)                                                     PROVISIONS (2)  RATINGS (3)                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               CONSUMER STAPLES - 1.2% (0.8% OF TOTAL INVESTMENTS)

$         785  Puerto Rico, The Children's Trust Fund, Tobacco Settlement          5/12 at 100.00          BBB     $        757,156
                  Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
-----------------------------------------------------------------------------------------------------------------------------------
               EDUCATION AND CIVIC ORGANIZATIONS - 11.4% (7.9% OF TOTAL
                  INVESTMENTS)

        2,500  Arizona Higher Education Loan Authority, Student Loan Revenue       9/10 at 100.00          AAA            2,219,975
                  Bonds, Series 2007B, Auction Rate Securities, 0.000%, 11/01/41
                  (Alternative Minimum Tax) (4)

        1,000  Arizona State University, System Revenue Bonds, Series 2002,        7/12 at 100.00           AA            1,051,300
                  5.000%, 7/01/25 - FGIC Insured

               Arizona State University, System Revenue Bonds, Series 2005:
        1,455     5.000%, 7/01/20 - AMBAC Insured                                  7/15 at 100.00          N/R            1,518,758
          750     5.000%, 7/01/21 - AMBAC Insured                                  7/15 at 100.00          N/R              777,330

        1,500  Tempe Industrial Development Authority, Arizona, Lease Revenue      7/13 at 100.00          N/R            1,399,815
                  Bonds, Arizona State University Foundation Project, Series
                  2003, 5.000%, 7/01/34 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
        7,205  Total Education and Civic Organizations                                                                    6,967,178
-----------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE - 22.0% (15.2% OF TOTAL INVESTMENTS)

        1,430  Arizona Health Facilities Authority, Hospital Revenue Bonds,        1/17 at 100.00           A+            1,447,460
                  Banner Health Systems, Series 2007A, 5.000%, 1/01/25

          885  Arizona Health Facilities Authority, Hospital Revenue Bonds,        1/17 at 100.00           A+              582,994
                  Banner Health Systems, Series 2007B, 1.004%, 1/02/37

        3,470  Arizona Health Facilities Authority, Hospital Revenue Bonds,        1/18 at 100.00           A+            3,523,230
                  Banner Health Systems, Series 2008D, 5.500%, 1/01/38

          675  Glendale Industrial Development Authority, Arizona, Revenue        12/15 at 100.00          BBB              593,217
                  Bonds, John C. Lincoln Health Network, Series 2005B, 5.000%,
                  12/01/37

        1,110  Glendale Industrial Development Authority, Arizona, Revenue        12/17 at 100.00          BBB              958,529
                  Bonds, John C. Lincoln Health Network, Series 2007, 5.000%,
                  12/01/42

        2,150  Maricopa County Industrial Development Authority, Arizona,          7/14 at 100.00            A            2,195,215
                  Health Facility Revenue Bonds, Catholic Healthcare West,
                  Series 2004A, 5.375%, 7/01/23

        2,800  Maricopa County Industrial Development Authority, Arizona,          7/17 at 100.00            A            2,727,900
                  Health Facility Revenue Bonds, Catholic Healthcare West,
                  Series 2007A, 5.250%, 7/01/32

          515  Puerto Rico Industrial, Tourist, Educational, Medical and          11/10 at 101.00          Aa1              538,772
                  Environmental Control Facilities Financing Authority, Hospital
                  Revenue Bonds, Hospital de la Concepcion, Series 2000A,
                  6.375%, 11/15/15

        1,005  Winslow Industrial Development Authority, Arizona, Hospital         6/10 at 100.00          N/R              887,757
                  Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%,
                  6/01/22
-----------------------------------------------------------------------------------------------------------------------------------
       14,040  Total Health Care                                                                                         13,455,074
-----------------------------------------------------------------------------------------------------------------------------------
               HOUSING/SINGLE FAMILY - 4.6% (3.2% OF TOTAL INVESTMENTS)

          610  Phoenix and Pima County Industrial Development Authority,           7/17 at 103.00          Aaa              642,464
                  Arizona, Single Family Mortgage Revenue Bonds, Series 2007-4,
                  5.800%, 12/01/39 (Alternative Minimum Tax)

        2,115  Tucson and Pima County Industrial Development Authority,            6/17 at 101.00          Aaa            2,172,655
                  Arizona, Joint Single Family Mortgage Revenue Bonds, Series
                  2007B, 5.350%, 6/01/47 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
        2,725  Total Housing/Single Family                                                                                2,815,119
-----------------------------------------------------------------------------------------------------------------------------------
               TAX OBLIGATION/GENERAL - 10.8% (7.5% OF TOTAL INVESTMENTS)

        1,265  Gila County Unified School District 10 Payson, Arizona, School      7/18 at 100.00           A2            1,334,044
                  Improvement Bonds, Project 2006, Series 2008B, 3.000%, 7/01/28

        1,200  Maricopa County Unified School District 95 Queen Creek, Arizona,    7/18 at 100.00          Aa3            1,241,628
                  General Obligation Bonds, Series 2008, 5.000%, 7/01/27 - AGM
                  Insured

        3,530  Pinal County Unified School District 1, Florence, Arizona,          7/18 at 100.00            A            3,726,408
                  General Obligation Bonds, Series 2008C, 5.250%, 7/01/28

          330  Puerto Rico, General Obligation and Public Improvement Bonds,       7/11 at 100.00         BBB-              328,268
                  Series 2001A, 5.375%, 7/01/28
-----------------------------------------------------------------------------------------------------------------------------------
        6,325  Total Tax Obligation/General                                                                               6,630,348
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 13

    | Portfolio of Investments January 31, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)  DESCRIPTION (1)                                                     PROVISIONS (2)  RATINGS (3)                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               TAX OBLIGATION/LIMITED - 34.0% (23.5% OF TOTAL INVESTMENTS)

$         376  Estrella Mountain Ranch Community Facilities District, Goodyear,    7/10 at 102.00          N/R     $        384,460
                  Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%,
                  7/01/25

        3,000  Glendale Western Loop 101 Public Facilities Corporation,            1/14 at 100.00           AA            3,142,800
                  Arizona, Third Lien Excise Tax Revenue Bonds, Series 2008B,
                  6.250%, 7/01/38

        1,280  Greater Arizona Development Authority, Infrastructure Revenue       8/16 at 100.00           A+            1,321,869
                  Bonds, Series 2006-1, 5.000%, 8/01/22 - NPFG Insured

          740  Greater Arizona Development Authority, Infrastructure Revenue       8/16 at 100.00          AA-              775,712
                  Bonds, Series 2006A, 5.000%, 8/01/23 - NPFG Insured

          575  Marana Municipal Property Corporation, Arizona, Revenue Bonds,      7/13 at 100.00           AA              589,502
                  Series 2003, 5.000%, 7/01/28 - AMBAC Insured

        1,511  Marana, Arizona, Tangerine Farms Road Improvement District          7/16 at 100.00         Baa1            1,347,238
                  Revenue Bonds, Series 2006, 4.600%, 1/01/26

        3,400  Maricopa County Stadium District, Arizona, Revenue Refunding        6/12 at 100.00          N/R            3,610,561
                  Bonds, Series 2002, 5.375%, 6/01/18 - AMBAC Insured

        3,400  Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series    7/15 at 100.00          AAA            3,591,317
                  2005, 5.000%, 7/01/24 - AGM Insured

        1,140  Pinetop Fire District of Navajo County, Arizona, Certificates of    6/16 at 102.00         Baa2            1,140,536
                  Participation, Series 2008, 7.750%, 6/15/29

        1,200  Prescott Valley Municipal Property Corporation, Arizona,            1/13 at 100.00          AA-            1,223,460
                  Municipal Facilities Revenue Bonds, Series 2003, 5.000%,
                  1/01/27 - FGIC Insured

          265  Puerto Rico Public Buildings Authority, Guaranteed Government       7/12 at 100.00         BBB-              257,750
                  Facilities Revenue Refunding Bonds, Series 2002D, 5.125%,
                  7/01/24

        1,610  San Luis Civic Improvement Corporation, Arizona, Municipal          7/15 at 100.00           A-            1,641,315
                  Facilities Excise Tax Revenue Bonds, Series 2005, 5.000%,
                  7/01/25 - SYNCORA GTY Insured

        1,000  Scottsdale Municipal Property Corporation, Arizona, Excise Tax        No Opt. Call          AAA            1,132,860
                  Revenue Bonds, Series 2006, 5.000%, 7/01/24

          645  Vistancia Community Facilities District, Arizona, Restricted        7/15 at 100.00         Baa1              631,365
                  General Obligation Bonds, Series 2005, 5.750%, 7/15/24
-----------------------------------------------------------------------------------------------------------------------------------
       20,142  Total Tax Obligation/Limited                                                                              20,790,745
-----------------------------------------------------------------------------------------------------------------------------------
               U.S. GUARANTEED - 17.7% (12.2% OF TOTAL INVESTMENTS) (5)

          800  Arizona Health Facilities Authority, Hospital Revenue Bonds,        7/10 at 101.00      N/R (5)              826,936
                  Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20
                  (Pre-refunded 7/01/10)

        1,000  Arizona Health Facilities Authority, Hospital System Revenue       12/10 at 102.00      BBB (5)            1,073,550
                  Bonds, John C. Lincoln Health Network, Series 2000, 7.000%,
                  12/01/25 (Pre-refunded 12/01/10)

        1,250  Glendale Industrial Development Authority, Arizona, Revenue         5/11 at 101.00          AAA            1,349,175
                  Bonds, Midwestern University, Series 2001A, 5.875%, 5/15/31
                  (Pre-refunded 5/15/11)

        1,250  Maricopa County Industrial Development Authority, Arizona,            No Opt. Call        A (5)            1,533,413
                  Hospital Revenue Refunding Bonds, Samaritan Health Services,
                  Series 1990A, 7.000%, 12/01/16 - MBIA Insured (ETM)

          385  Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health        4/15 at 100.00      N/R (5)              443,212
                  Corporation, Series 2005, 5.000%, 4/01/16 (Pre-refunded
                  4/01/15)

        2,000  Phoenix Civic Improvement Corporation, Arizona, Junior Lien         7/10 at 101.00      AA+ (5)            2,069,300
                  Wastewater System Revenue Bonds, Series 2000, 6.000%, 7/01/24
                  (Pre-refunded 7/01/10) - FGIC Insured

        1,000  Puerto Rico Highway and Transportation Authority, Highway           7/10 at 101.00      BBB (5)            1,036,460
                  Revenue Bonds, Series 2000B, 6.500%, 7/01/27 (Pre-refunded
                  7/01/10)

          735  Puerto Rico Public Buildings Authority, Guaranteed Government       7/12 at 100.00     Baa3 (5)              807,839
                  Facilities Revenue Refunding Bonds, Series 2002D, 5.125%,
                  7/01/24 (Pre-refunded 7/01/12)

        1,500  Scottsdale Industrial Development Authority, Arizona, Hospital     12/11 at 101.00      N/R (5)            1,652,415
                  Revenue Bonds, Scottsdale Healthcare, Series 2001, 5.800%,
                  12/01/31 (Pre-refunded 12/01/11)
-----------------------------------------------------------------------------------------------------------------------------------
        9,920  Total U.S. Guaranteed                                                                                     10,792,300
-----------------------------------------------------------------------------------------------------------------------------------

14 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)  DESCRIPTION (1)                                                     PROVISIONS (2)  RATINGS (3)                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               UTILITIES - 23.7% (16.4% OF TOTAL INVESTMENTS)

$       1,000  Arizona Power Authority, Special Obligation Power Resource            No Opt. Call           AA     $      1,157,730
                  Revenue Refunding Crossover Bonds, Hoover Project, Series
                  2001, 5.250%, 10/01/15

          105  Pima County Industrial Development Authority, Arizona, Lease        4/10 at 100.00          Aa3              105,618
                  Obligation Revenue Refunding Bonds, Tucson Electric Power
                  Company, Series 1988A, 7.250%, 7/15/10 - AGM Insured

        1,340  Pima County Industrial Development Authority, Arizona, Revenue      4/15 at 100.00         BBB-            1,356,040
                  Bonds, Tucson Electric Power Company, Series 2008, 5.750%,
                  9/01/29

        2,170  Puerto Rico Electric Power Authority, Power Revenue Bonds,          7/15 at 100.00           A3            2,162,427
                  Series 2005RR, 5.000%, 7/01/27 - SYNCORA GTY Insured

          530  Salt River Project Agricultural Improvement and Power District,     1/13 at 100.00          Aa1              566,798
                  Arizona, Electric System Revenue Bonds, Series 2002B, 5.000%,
                  1/01/22

          715  Salt River Project Agricultural Improvement and Power District,     1/18 at 100.00          Aa1              802,588
                  Arizona, Electric System Revenue Bonds, Tender Option Bond
                  Trust 09-9W, 17.125%, 1/01/38 (IF)

        1,000  Salt River Project Agricultural Improvement and Power District,     1/12 at 101.00          Aa1            1,031,090
                  Arizona, Electric System Revenue Refunding Bonds, Series
                  2002A, 5.125%, 1/01/27

               Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
               Bonds, Series 2007:
        4,500     5.500%, 12/01/29                                                   No Opt. Call            A            4,321,259
        3,500     5.000%, 12/01/37                                                   No Opt. Call            A            2,995,335
-----------------------------------------------------------------------------------------------------------------------------------
       14,860  Total Utilities                                                                                           14,498,885
-----------------------------------------------------------------------------------------------------------------------------------
               WATER AND SEWER - 19.2% (13.3% OF TOTAL INVESTMENTS)

        1,005  Cottonwood, Arizona, Senior Lien Water System Revenue Bonds,        7/14 at 100.00            A              977,785
                  Municipal Property Corporation, Series 2004, 5.000%, 7/01/24 -
                  SYNCORA GTY Insured

        3,500  Glendale, Arizona, Water and Sewer Revenue Bonds, Subordinate       7/13 at 100.00           AA            3,605,594
                  Lien, Series 2003, 5.000%, 7/01/28 - AMBAC Insured

        1,425  Goodyear, Arizona, Water and Sewer Revenue Obligations, Series      7/20 at 100.00           A-            1,384,060
                  2010, 5.625%, 7/01/39

          600  Oro Valley Municipal Property Corporation, Arizona, Senior Lien     7/13 at 100.00          AA-              618,120
                  Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 - NPFG
                  Insured

        1,000  Phoenix Civic Improvement Corporation, Arizona, Junior Lien         7/14 at 100.00          AA+            1,036,850
                  Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24
                  - NPFG Insured

        1,500  Phoenix Civic Improvement Corporation, Arizona, Junior Lien         7/12 at 100.00          AAA            1,521,105
                  Water System Revenue Bonds, Series 2002, 5.000%, 7/01/26 -
                  FGIC Insured

        1,250  Phoenix Civic Improvement Corporation, Arizona, Junior Lien           No Opt. Call          AAA            1,495,413
                  Water System Revenue Refunding Bonds, Series 2001, 5.500%,
                  7/01/21 - FGIC Insured

               Surprise Municipal Property Corporation, Arizona, Wastewater
               System Revenue Bonds, Series 2007:
          600     4.700%, 4/01/22                                                  4/14 at 100.00          N/R              525,228
          695     4.900%, 4/01/32                                                  4/17 at 100.00          N/R              558,620
-----------------------------------------------------------------------------------------------------------------------------------
       11,575  Total Water and Sewer                                                                                     11,722,775
-----------------------------------------------------------------------------------------------------------------------------------
$      87,577  Total Investments (cost $85,048,139) - 144.6%                                                             88,429,580
=============----------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 1.0%                                                                         605,455
               --------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (45.6)% (6)                                                     (27,875,000)
               --------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                       $     61,160,035
               ====================================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 - Fair Value Measurements for more information.

(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6) Preferred shares, at Liquidation Value as a percentage of Total Investments is 31.5%.

N/R   Not rated.

(ETM) Escrowed to maturity.

(IF)  Inverse floating rate investment.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 15

NFZ | Nuveen Arizona Dividend Advantage Municipal Fund
    | Portfolio of Investments January 31, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)  DESCRIPTION (1)                                                     PROVISIONS (2)  RATINGS (3)                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               EDUCATION AND CIVIC ORGANIZATIONS - 8.1% (5.4% OF TOTAL
                  INVESTMENTS)

 $        280  Arizona Higher Education Loan Authority, Student Loan Revenue       9/10 at 100.00          AAA     $        248,637
                  Bonds, Series 2007B, Auction Rate Securities, 0.000%, 11/01/41
                  (Alternative Minimum Tax) (4)

        1,000  Puerto Rico Industrial, Tourist, Educational, Medical and           2/10 at 100.50         BBB-              897,320
                  Environmental Control Facilities Financing Authority, Higher
                  Education Revenue Bonds, Ana G. Mendez University System,
                  Series 1999, 5.375%, 2/01/29

          300  Puerto Rico Industrial, Tourist, Educational, Medical and           9/11 at 100.00          BBB              300,255
                  Environmental Control Facilities Financing Authority, Higher
                  Education Revenue Bonds, University of the Sacred Heart,
                  Series 2001, 5.250%, 9/01/21

          305  Tucson Industrial Development Authority, Arizona, Charter School    9/14 at 100.00         BBB-              268,071
                  Revenue Bonds, Arizona Agribusiness and Equine Center Charter
                  School, Series 2004A, 6.125%, 9/01/34
-----------------------------------------------------------------------------------------------------------------------------------
        1,885  Total Education and Civic Organizations                                                                    1,714,283
-----------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE - 18.3% (12.3% OF TOTAL INVESTMENTS)

          565  Arizona Health Facilities Authority, Hospital Revenue Bonds,        1/17 at 100.00           A+              571,899
                  Banner Health Systems, Series 2007A, 5.000%, 1/01/25

          325  Arizona Health Facilities Authority, Hospital Revenue Bonds,        1/17 at 100.00           A+              214,094
                  Banner Health Systems, Series 2007B, 1.004%, 1/02/37

          720  Arizona Health Facilities Authority, Hospital Revenue Bonds,        1/18 at 100.00           A+              731,045
                  Banner Health Systems, Series 2008D, 5.500%, 1/01/38

           10  California Health Facilities Financing Authority, Health Facility   3/13 at 100.00            A                9,676
                  Revenue Bonds, Adventist Health System/West, Series 2003A,
                  5.000%, 3/01/28

          250  Glendale Industrial Development Authority, Arizona, Revenue        12/15 at 100.00          BBB              219,710
                  Bonds, John C. Lincoln Health Network, Series 2005B, 5.000%,
                  12/01/37

          415  Glendale Industrial Development Authority, Arizona, Revenue        12/17 at 100.00          BBB              358,369
                  Bonds, John C. Lincoln Health Network, Series 2007, 5.000%,
                  12/01/42

          750  Maricopa County Industrial Development Authority, Arizona, Health   7/14 at 100.00            A              765,773
                  Facility Revenue Bonds, Catholic Healthcare West, Series
                  2004A, 5.375%, 7/01/23

        1,025  Maricopa County Industrial Development Authority, Arizona, Health   7/17 at 100.00            A              998,606
                  Facility Revenue Bonds, Catholic Healthcare West, Series
                  2007A, 5.250%, 7/01/32
-----------------------------------------------------------------------------------------------------------------------------------
        4,060  Total Health Care                                                                                          3,869,172
-----------------------------------------------------------------------------------------------------------------------------------
               HOUSING/MULTIFAMILY - 3.5% (2.4% OF TOTAL INVESTMENTS)

        1,000  Maricopa County Industrial Development Authority, Arizona,          2/10 at 102.00         Baa1              757,080
                  Multifamily Housing Revenue Bonds, Whispering Palms
                  Apartments, Series 1999A, 5.900%, 7/01/29 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
               HOUSING/SINGLE FAMILY - 3.7% (2.5% OF TOTAL INVESTMENTS)

          760  Tucson and Pima County Industrial Development Authority, Arizona,   6/17 at 101.00          Aaa              780,718
                  Joint Single Family Mortgage Revenue Bonds, Series 2007B,
                  5.350%, 6/01/47 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               TAX OBLIGATION/GENERAL - 11.8% (7.9% OF TOTAL INVESTMENTS)

        1,000  Maricopa County Unified School District 11, Peoria, Arizona,        7/15 at 100.00          AA-            1,063,210
                  General Obligation Bonds, Second Series 2005, 5.000%, 7/01/20
                  - FGIC Insured

        1,340  Yuma & La Paz Counties Community College District, Arizona,         7/16 at 100.00           A+            1,433,197
                  General Obligation Bonds, Series 2006, 5.000%, 7/01/21 - NPFG
                  Insured
-----------------------------------------------------------------------------------------------------------------------------------
        2,340  Total Tax Obligation/General                                                                               2,496,407
-----------------------------------------------------------------------------------------------------------------------------------

16 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)  DESCRIPTION (1)                                                     PROVISIONS (2)  RATINGS (3)                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               TAX OBLIGATION/LIMITED - 47.7% (31.9% OF TOTAL INVESTMENTS)

 $      1,220  Arizona Tourism and Sports Authority, Tax Revenue Bonds,            7/13 at 100.00           A2     $      1,220,708
                  Multipurpose Stadium Facility Project, Series 2003A, 5.000%,
                  7/01/31 - NPFG Insured

           91  Centerra Community Facilities District, Goodyear, Arizona,          7/15 at 100.00          N/R               73,392
                  General Obligation Bonds, Series 2005, 5.500%, 7/15/29

          207  Estrella Mountain Ranch Community Facilities District, Arizona,     1/17 at 100.00          N/R              151,352
                  Special Assessment Bonds, Montecito Assessment District,
                  Series 2007, 5.700%, 7/01/27

          146  Estrella Mountain Ranch Community Facilities District, Goodyear,    7/10 at 102.00          N/R              149,285
                  Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%,
                  7/01/25

        1,000  Greater Arizona Development Authority, Infrastructure Revenue       8/16 at 100.00           A+            1,032,710
                  Bonds, Series 2006-1, 5.000%, 8/01/22 - NPFG Insured

          275  Greater Arizona Development Authority, Infrastructure Revenue       8/16 at 100.00          AA-              288,272
                  Bonds, Series 2006A, 5.000%, 8/01/23 - NPFG Insured

        1,180  Marana Municipal Property Corporation, Arizona, Revenue Bonds,      7/13 at 100.00           AA            1,223,200
                  Series 2003, 5.000%, 7/01/23 - AMBAC Insured

          528  Marana, Arizona, Tangerine Farms Road Improvement District          7/16 at 100.00         Baa1              470,775
                  Revenue Bonds, Series 2006, 4.600%, 1/01/26

          150  Marley Park Community Facilities District, City of Surprise,        7/17 at 100.00          N/R              127,065
                  Arizona, Limited Tax General Obligation Bonds, Series 2007,
                  6.100%, 7/15/32

          255  Merrill Ranch Community Facilities District 1, Florence, Arizona,   7/18 at 100.00          N/R              250,152
                  General Obligation Bonds, Series 2008A, 7.400%, 7/15/33

          330  Palm Valley Community Facility District 3, Goodyear, Arizona,       7/16 at 100.00          N/R              253,414
                  General Obligation Bonds, Series 2006, 5.300%, 7/15/31

          225  Palm Valley Community Facility District 3, Goodyear, Arizona,       7/17 at 100.00          N/R              183,332
                  Limited Tax General Obligation Bonds, Series 2007, 5.800%,
                  7/15/32

          100  Parkway Community Facilities District 1, Prescott Valley,           7/16 at 100.00          N/R               77,321
                  Arizona, General Obligation Bonds, Series 2006, 5.350%, 7/15/31

          900  Phoenix Industrial Development Authority, Arizona, Government       3/12 at 100.00           A1              958,959
                  Bonds, Capitol Mall LLC II, Series 2001, 5.250%, 9/15/16 -
                  AMBAC Insured

          680  Pinal County Industrial Development Authority, Arizona,               No Opt. Call         BBB-              634,046
                  Correctional Facilities Contract Revenue Bonds, Florence West
                  Prison LLC, Series 2002A, 5.000%, 10/01/18 - ACA Insured

          600  San Luis Civic Improvement Corporation, Arizona, Municipal          7/15 at 100.00           A-              611,670
                  Facilities Excise Tax Revenue Bonds, Series 2005, 5.000%,
                  7/01/25 - SYNCORA GTY Insured

        1,000  Scottsdale Municipal Property Corporation, Arizona, Excise Tax        No Opt. Call          AAA            1,132,860
                  Revenue Bonds, Series 2006, 5.000%, 7/01/24

          350  Tartesso West Community Facility District, Buckeye, Arizona,        7/17 at 100.00          N/R              288,950
                  Limited Tax General Obligation Bonds, Series 2007, 5.900%,
                  7/15/32

          500  Vistancia Community Facilities District, Arizona, Restricted        7/15 at 100.00         Baa1              489,430
                  General Obligation Bonds, Series 2005, 5.750%, 7/15/24

          353  Watson Road Community Facilities District, Arizona, Special         7/16 at 100.00          N/R              283,106
                  Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30

          225  Westpark Community Facilities District, Buckeye, Arizona, General   7/16 at 100.00          N/R              171,590
                  Obligation Tax Increment Bonds Series 2006, 5.250%, 7/15/31
-----------------------------------------------------------------------------------------------------------------------------------
       10,315  Total Tax Obligation/Limited                                                                              10,071,589
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 17

    | Portfolio of Investments January 31, 2010 (Unaudited)

    PRINCIPAL                                                                        OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                     PROVISIONS (2)   RATINGS (3)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 9.1% (6.1% OF TOTAL INVESTMENTS) (5)

$         365   Arizona Health Facilities Authority, Hospital Revenue               7/10 at 101.00       N/R (5)   $       377,290
                   Bonds,Catholic Healthcare West, Series 1999A, 6.625%,
                   7/01/20 (Pre-refunded 7/01/10)

          240   Maricopa County Union High School District 210 Phoenix,             7/16 at 100.00        AA (5)           280,586
                   Arizona, General Obligation Bonds, Series 2006C, 5.000%,
                   7/01/24 (Pre-refunded 7/01/16) - MBIA Insured

          140   Maricopa County, Arizona, Hospital Revenue Bonds,                   4/15 at 100.00       N/R (5)           161,168
                   Sun Health Corporation, Series 2005, 5.000%,
                   4/01/16 (Pre-refunded 4/01/15)

        1,000   Scottsdale Industrial Development Authority, Arizona,              12/11 at 101.00       N/R (5)         1,101,610
                   Hospital Revenue Bonds, Scottsdale Healthcare,
                   Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)
----------------------------------------------------------------------------------------------------------------------------------
        1,745   Total U.S. Guaranteed                                                                                    1,920,654
----------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 31.7% (21.2% OF TOTAL INVESTMENTS)

        1,500   Arizona Power Authority, Special Obligation Power Resource            No Opt. Call            AA         1,738,392
                   Revenue Refunding Crossover Bonds, Hoover Project,
                   Series 2001, 5.250%, 10/01/17

        1,000   Mesa, Arizona, Utility System Revenue Refunding Bonds,                No Opt. Call           AA-         1,120,080
                   Series 2002, 5.250%, 7/01/17 - FGIC Insured

          665   Pima County Industrial Development Authority,                       1/15 at 100.00          BBB-           672,960
                   Arizona, Revenue Bonds, Tucson Electric Power Company,
                   Series 2008, 5.750%, 9/01/29

        1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,          7/15 at 100.00            A3         1,001,370
                   Series 2005RR, 5.000%, 7/01/26 - SYNCORA GTY Insured

          200   Salt River Project Agricultural Improvement and Power               1/13 at 100.00           Aa1           213,886
                   District, Arizona, Electric System Revenue Bonds,
                   Series 2002B, 5.000%, 1/01/22

          560   Salt River Project Agricultural Improvement and Power District,     1/18 at 100.00           Aa1           628,600
                   Arizona, Electric System Revenue Bonds,
                   Tender Option Bond Trust 09-9W, 17.125%, 1/01/38 (IF)

          235   Salt River Project Agricultural Improvement and Power District,     4/10 at 100.00           Aa1           235,766
                   Arizona, Electric System Revenue Refunding Bonds,
                   Series 1997A, 5.000%, 1/01/20

        1,000   Salt River Project Agricultural Improvement and Power District,     1/12 at 101.00           Aa1         1,077,320
                   Arizona, Electric System Revenue Refunding Bonds,
                   Series 2002A, 5.250%, 1/01/18
----------------------------------------------------------------------------------------------------------------------------------
        6,160   Total Utilities                                                                                          6,688,374
----------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.0% (8.7% OF TOTAL INVESTMENTS)

          475   Goodyear, Arizona, Water and Sewer Revenue Obligations,             7/20 at 100.00            A-           461,353
                   Series 2010, 5.625%, 7/01/39

          225   Oro Valley Municipal Property Corporation, Arizona,                 7/13 at 100.00           AA-           231,795
                   Senior Lien Water Revenue Bonds, Series 2003, 5.000%,
                   7/01/23 - NPFG Insured

        1,500   Phoenix Civic Improvement Corporation, Arizona,                     7/12 at 100.00           AAA         1,521,105
                   Junior Lien Water System Revenue Bonds, Series 2002,
                   5.000%, 7/01/26 - FGIC Insured

                Surprise Municipal Property Corporation, Arizona,
                Wastewater System Revenue Bonds, Series 2007:
          225      4.700%, 4/01/22                                                  4/14 at 100.00           N/R           196,961
          260      4.900%, 4/01/32                                                  4/17 at 100.00           N/R           208,980

          175   Yuma County Industrial Development Authority, Arizona,             12/17 at 100.00           N/R           136,812
                   Exempt Revenue Bonds, Far West Water & Sewer Inc.
                   Refunding, Series 2007A, 6.375%, 12/01/37
                   (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
        2,860   Total Water and Sewer                                                                                    2,757,006
----------------------------------------------------------------------------------------------------------------------------------
$      31,125   Total Long-Term Investments (cost $31,260,370) - 146.9%                                                 31,055,283
=============---------------------------------------------------------------------------------------------------------------------

18 Nuveen Investments

    PRINCIPAL                                                                        OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                     PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 2.4% (1.6% OF TOTAL INVESTMENTS)

                UTILITIES - 2.4% (1.6% OF TOTAL INVESTMENTS)

$         500   The Industrial Development Authority of the County of Apache,       4/10 at 100.00        VMIG-1   $       500,000
                   Arizona, Industrial Development Revenue Bonds, 1985 Series A,
                   Tucson Electric Power Company Springville Project, Variable
                   Rate Demand Obligations, 0.200%, 12/01/20 (6)
=============----------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $500,000)                                                               500,000
                -------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $31,760,370) - 149.3%                                                           31,555,283
                -------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.9%                                                                       175,514
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.2)% (7)                                                   (10,600,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                      $    21,130,797
                ===================================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 - Fair Value Measurements for more information.

(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6) Investment has a maturity of more then one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(7)   Preferred   shares,   at  Liquidation  Value  as  a  percentage  of  Total
      Investments is 33.6%.

N/R   Not rated.

(IF)  Inverse floating rate investment.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 19

NKR | Nuveen Arizona Dividend Advantage Municipal Fund 2
    | Portfolio of Investments January 31, 2010 (Unaudited)

    PRINCIPAL                                                                      OPTIONAL CALL
 AMOUNT (000)  DESCRIPTION (1)                                                     PROVISIONS (2)  RATINGS (3)                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               EDUCATION AND CIVIC ORGANIZATIONS - 6.5% (4.5% OF TOTAL
                  INVESTMENTS)

$       1,130  Arizona Higher Education Loan Authority, Student Loan Revenue        9/10 at 100.00         AAA     $      1,003,429
                  Bonds, Series 2007B, Auction Rate Securities, 0.000%,
                  11/01/41 (Alternative Minimum Tax) (4)

          485  Pima County Industrial Development Authority, Arizona, Charter      12/14 at 100.00        BBB-              431,931
                  School Revenue Bonds, Noah Webster Basic Schools Inc., Series
                  2004, 6.000%, 12/15/24

          320  Puerto Rico Industrial, Tourist, Educational, Medical and            2/10 at 100.50        BBB-              313,411
                  Environmental Control Facilities Financing Authority, Higher
                  Education Revenue Bonds, Ana G. Mendez University System,
                  Series 1999, 5.375%, 2/01/19

          480  Tucson Industrial Development Authority, Arizona, Charter School     9/14 at 100.00        BBB-              421,882
                  Revenue Bonds, Arizona Agribusiness and Equine Center Charter
                  School, Series 2004A, 6.125%, 9/01/34

               University of Arizona, Certificates of Participation,
               Series 2002A:
           65     5.500%, 6/01/18 - AMBAC Insured                                   6/12 at 100.00         AA-               70,013
           40     5.125%, 6/01/22 - AMBAC Insured                                   6/12 at 100.00         AAA               40,494
-----------------------------------------------------------------------------------------------------------------------------------
        2,520  Total Education and Civic Organizations                                                                    2,281,160
-----------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE - 24.1% (16.5% OF TOTAL INVESTMENTS)

          845  Arizona Health Facilities Authority, Hospital Revenue Bonds,         1/17 at 100.00          A+              855,317
                  Banner Health Systems, Series 2007A, 5.000%, 1/01/25

          520  Arizona Health Facilities Authority, Hospital Revenue Bonds,         1/17 at 100.00          A+              342,550
                  Banner Health Systems, Series 2007B, 1.004%, 1/02/37

        1,150  Arizona Health Facilities Authority, Hospital Revenue Bonds,         1/18 at 100.00          A+            1,167,641
                  Banner Health Systems, Series 2008D, 5.500%, 1/01/38

          600  Arizona Health Facilities Authority, Revenue Bonds, Blood            4/14 at 100.00           A              611,028
                  Systems Inc., Series 2004, 5.000%, 4/01/20

          400  Glendale Industrial Development Authority, Arizona, Revenue         12/15 at 100.00         BBB              351,536
                  Bonds, John C. Lincoln Health Network, Series 2005B, 5.000%,
                  12/01/37

          655  Glendale Industrial Development Authority, Arizona, Revenue         12/17 at 100.00         BBB              565,619
                  Bonds, John C. Lincoln Health Network, Series 2007, 5.000%,
                  12/01/42

        1,375  Maricopa County Industrial Development Authority, Arizona,           7/14 at 100.00           A            1,403,916
                  Health Facility Revenue Bonds, Catholic Healthcare West,
                  Series 2004A, 5.375%, 7/01/23

        1,650  Maricopa County Industrial Development Authority, Arizona,           7/17 at 100.00           A            1,607,513
                  Health Facility Revenue Bonds, Catholic Healthcare West,
                  Series 2007A, 5.250%, 7/01/32

          500  Maricopa County Industrial Development Authority, Arizona,           5/10 at 100.00         Aa2              500,520
                  Hospital Revenue Bonds, Mayo Clinic Hospital, Series 1998,
                  5.250%, 11/15/37

        1,000  Yavapai County Industrial Development Authority, Arizona,            8/13 at 100.00        Baa2            1,003,750
                  Hospital Revenue Bonds, Yavapai Regional Medical Center,
                  Series 2003A, 6.000%, 8/01/33
-----------------------------------------------------------------------------------------------------------------------------------
        8,695  Total Health Care                                                                                          8,409,390
-----------------------------------------------------------------------------------------------------------------------------------
               HOUSING/MULTIFAMILY - 3.0% (2.1% OF TOTAL INVESTMENTS)

        1,000  Maricopa County Industrial Development Authority, Arizona, GNMA     10/11 at 105.00         AAA            1,051,770
                  Collateralized Multifamily Housing Revenue Refunding Bonds,
                  Pine Ridge, Cambridge Court, Cove on 44th and Fountain Place
                  Apartments, Series 2001A-1, 6.000%, 10/20/31
-----------------------------------------------------------------------------------------------------------------------------------
               HOUSING/SINGLE FAMILY - 3.7% (2.5% OF TOTAL INVESTMENTS)

        1,245  Tucson and Pima County Industrial Development Authority,             6/17 at 101.00         Aaa            1,278,939
                  Arizona, Joint Single Family Mortgage Revenue Bonds, Series
                  2007B, 5.350%, 6/01/47 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               TAX OBLIGATION/GENERAL - 20.0% (13.7% OF TOTAL INVESTMENTS)

        1,000  Maricopa County School District 6, Arizona, General Obligation         No Opt. Call         AAA            1,159,290
                  Refunding Bonds, Washington Elementary School, Series 2002A,
                  5.375%, 7/01/16 - AGM Insured

        1,165  Maricopa County Unified School District 69, Paradise Valley,           No Opt. Call         Aa3            1,331,362
                  Arizona, General Obligation Refunding Bonds, Series 2002A,
                  5.250%, 7/01/14 - FGIC Insured

20 Nuveen Investments

    PRINCIPAL                                                                      OPTIONAL CALL
 AMOUNT (000)  DESCRIPTION (1)                                                     PROVISIONS (2)  RATINGS (3)                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               TAX OBLIGATION/GENERAL (continued)

$       1,405  Mesa, Arizona, General Obligation Bonds, Series 2002, 5.375%,          No Opt. Call          AA     $      1,620,232
                  7/01/15 - FGIC Insured

               Phoenix, Arizona, Various Purpose General Obligation Bonds,
               Series 2002B:
        1,700     5.000%, 7/01/22                                                   7/12 at 100.00         AAA            1,819,136
          500     5.000%, 7/01/27                                                   7/12 at 100.00         AAA              514,270

          510  Scottsdale, Arizona, General Obligation Bonds, Series 2002,          7/11 at 100.00         AAA              521,541
                  5.000%, 7/01/24
-----------------------------------------------------------------------------------------------------------------------------------
        6,280  Total Tax Obligation/General                                                                               6,965,831
-----------------------------------------------------------------------------------------------------------------------------------
               TAX OBLIGATION/LIMITED - 46.7% (32.0% OF TOTAL INVESTMENTS)

               Arizona State, Certificates of Participation, Series 2002A:
          750     5.000%, 11/01/17 - NPFG Insured                                   5/12 at 100.00          A+              775,890
        1,000     5.000%, 11/01/18 - NPFG Insured                                   5/12 at 100.00          A+            1,028,810
          500     5.000%, 11/01/20 - NPFG Insured                                   5/12 at 100.00          A+              511,380

          128  Centerra Community Facilities District, Goodyear, Arizona,           7/15 at 100.00         N/R              103,233
                  General Obligation Bonds, Series 2005, 5.500%, 7/15/29

          340  Estrella Mountain Ranch Community Facilities District, Arizona,      1/17 at 100.00         N/R              236,616
                  Special Assessment Bonds, Montecito Assessment District,
                  Series 2007, 5.800%, 7/01/32

          231  Estrella Mountain Ranch Community Facilities District, Goodyear,     7/10 at 102.00         N/R              236,198
                  Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%,
                  7/01/25

          884  Marana, Arizona, Tangerine Farms Road Improvement District           7/16 at 100.00        Baa1              788,192
                  Revenue Bonds, Series 2006, 4.600%, 1/01/26

               Maricopa County Stadium District, Arizona, Revenue Refunding
               Bonds, Series 2002:
          840     5.375%, 6/01/18 - AMBAC Insured                                   6/12 at 100.00         N/R              892,021
        2,645     5.375%, 6/01/19 - AMBAC Insured                                   6/12 at 100.00         N/R            2,784,231

          240  Marley Park Community Facilities District, City of Surprise,         7/17 at 100.00         N/R              203,304
                  Arizona, Limited Tax General Obligation Bonds, Series 2007,
                  6.100%, 7/15/32

          415  Merrill Ranch Community Facilities District 1, Florence, Arizona,    7/18 at 100.00         N/R              407,111
                  General Obligation Bonds, Series 2008A, 7.400%, 7/15/33

          530  Palm Valley Community Facility District 3, Goodyear, Arizona,        7/16 at 100.00         N/R              406,998
                  General Obligation Bonds, Series 2006, 5.300%, 7/15/31

          350  Palm Valley Community Facility District 3, Goodyear, Arizona,        7/17 at 100.00         N/R              285,184
                  Limited Tax General Obligation Bonds, Series 2007, 5.800%,
                  7/15/32

          140  Parkway Community Facilities District 1, Prescott Valley,           7/16 at 100.00          N/R              108,249
                  Arizona, General Obligation Bonds, Series 2006, 5.350%,
                  7/15/31

        1,500  Phoenix Industrial Development Authority, Arizona, Government         3/12 at 100.00         A1            1,598,265
                  Bonds, Capitol Mall LLC II, Series 2001, 5.250%, 9/15/16 -
                  AMBAC Insured

        1,070  Pinal County Industrial Development Authority, Arizona,                No Opt. Call        BBB-              997,689
                  Correctional Facilities Contract Revenue Bonds, Florence West
                  Prison LLC, Series 2002A, 5.000%, 10/01/18 - ACA Insured

          270  Puerto Rico Public Buildings Authority, Guaranteed Government        7/12 at 100.00        BBB-              262,613
                  Facilities Revenue Refunding Bonds, Series 2002D, 5.125%,
                  7/01/24

          960  San Luis Civic Improvement Corporation, Arizona, Municipal           7/15 at 100.00          A-              978,672
                  Facilities Excise Tax Revenue Bonds, Series 2005, 5.000%,
                  7/01/25 - SYNCORA GTY Insured

        1,000  Scottsdale Municipal Property Corporation, Arizona, Excise Tax         No Opt. Call         AAA            1,132,860
                  Revenue Bonds, Series 2006, 5.000%, 7/01/24

          555  Tartesso West Community Facility District, Buckeye, Arizona,         7/17 at 100.00         N/R              458,191
                  Limited Tax General Obligation Bonds, Series 2007, 5.900%,
                  7/15/32

          750  Vistancia Community Facilities District, Arizona, Restricted         7/15 at 100.00        Baa1              734,145
                  General Obligation Bonds, Series 2005, 5.750%, 7/15/24

          558  Watson Road Community Facilities District, Arizona, Special          7/16 at 100.00         N/R              447,516
                  Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30

          350  Westpark Community Facilities District, Buckeye, Arizona,            7/16 at 100.00         N/R              266,917
                  General Obligation Tax Increment Bonds Series 2006, 5.250%,
                  7/15/31

          640  Yuma Municipal Property Corporation, Arizona, Municipal              7/10 at 100.00         AA-              643,379
                  Facilities Tax Revenue Bonds, Series 2001, 5.000%, 7/01/21 -
                  AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
       16,646  Total Tax Obligation/Limited                                                                              16,287,664
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 21

    | Portfolio of Investments January 31, 2010 (Unaudited)

    PRINCIPAL                                                                      OPTIONAL CALL
 AMOUNT (000)  DESCRIPTION (1)                                                     PROVISIONS (2)  RATINGS (3)                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               TRANSPORTATION - 4.2% (2.9% OF TOTAL INVESTMENTS)

$         470  Phoenix Civic Improvement Corporation, Arizona, Senior Lien          7/10 at 100.00         AAA     $        473,652
                  Airport Revenue Bonds, Series 1998A, 5.000%, 7/01/25 - AGM
                  Insured

        1,000  Phoenix, Arizona, Civic Improvement Corporation, Senior Lien         7/12 at 100.00         AA-            1,003,330
                  Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/27 - FGIC
                  Insured (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
        1,470  Total Transportation                                                                                       1,476,982
-----------------------------------------------------------------------------------------------------------------------------------
               U.S. GUARANTEED - 20.3% (13.9% OF TOTAL INVESTMENTS) (5)

          400  Arizona Health Facilities Authority, Hospital Revenue Bonds,         7/10 at 101.00         N/R(5)           413,468
                  Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20
                  (Pre-refunded 7/01/10)

          735  Arizona Health Facilities Authority, Hospital System Revenue         2/12 at 101.00         N/R(5)           819,856
                  Bonds, Phoenix Children's Hospital, Series 2002A, 6.250%,
                  2/15/21 (Pre-refunded 2/15/12)

          715  Arizona State University, System Revenue Bonds, Series 2002,         7/12 at 100.00         AAA              800,922
                  5.750%, 7/01/27 (Pre-refunded 7/01/12) - FGIC Insured

          100  Maricopa County Unified School District 89, Dysart, Arizona,         7/14 at 100.00         AAA              116,803
                  General Obligation Bonds, Series 2004B, 5.250%, 7/01/20
                  (Pre-refunded 7/01/14) - AGM Insured

          375  Maricopa County Union High School District 210 Phoenix, Arizona,     7/16 at 100.00          AA(5)           438,416
                  General Obligation Bonds, Series 2006C, 5.000%, 7/01/24
                  (Pre-refunded 7/01/16) - MBIA Insured

          225  Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health         4/15 at 100.00         N/R(5)           259,020
                  Corporation, Series 2005, 5.000%, 4/01/16 (Pre-refunded
                  4/01/15)

          730  Puerto Rico Public Buildings Authority, Guaranteed Government        7/12 at 100.00        Baa3(5)           802,343
                  Facilities Revenue Refunding Bonds, Series 2002D, 5.125%,
                  7/01/24 (Pre-refunded 7/01/12)

        1,000  Scottsdale Industrial Development Authority, Arizona, Hospital      12/11 at 101.00         N/R(5)         1,101,610
                  Revenue Bonds, Scottsdale Healthcare, Series 2001, 5.800%,
                  12/01/31 (Pre-refunded 12/01/11)

          990  Scottsdale, Arizona, General Obligation Bonds, Series 2002,          7/11 at 100.00         AAA            1,054,004
                  5.000%, 7/01/24 (Pre-refunded 7/01/11)

               University of Arizona, Certificates of Participation,
               Series 2002A:
          685     5.500%, 6/01/18 (Pre-refunded 6/01/12) - AMBAC Insured            6/12 at 100.00         AA-(5)           758,062
          460     5.125%, 6/01/22 (Pre-refunded 6/01/12) - AMBAC Insured            6/12 at 100.00          A1(5)           505,080
-----------------------------------------------------------------------------------------------------------------------------------
        6,415  Total U.S. Guaranteed                                                                                      7,069,584
-----------------------------------------------------------------------------------------------------------------------------------
               UTILITIES - 5.8% (4.0% OF TOTAL INVESTMENTS)

          665  Pima County Industrial Development Authority, Arizona, Revenue       1/15 at 100.00        BBB-              672,960
                  Bonds, Tucson Electric Power Company, Series 2008, 5.750%,
                  9/01/29

          450  Salt River Project Agricultural Improvement and Power District,      1/18 at 100.00         Aa1              505,125
                  Arizona, Electric System Revenue Bonds, Tender Option Bond
                  Trust 09-9W, 17.125%, 1/01/38 (IF)

        1,000  Salt Verde Financial Corporation, Arizona, Senior Gas Revenue          No Opt. Call           A              855,810
                  Bonds, Series 2007, 5.000%,12/01/37
-----------------------------------------------------------------------------------------------------------------------------------
        2,115  Total Utilities                                                                                            2,033,895
-----------------------------------------------------------------------------------------------------------------------------------
               WATER AND SEWER - 11.5% (7.9% OF TOTAL INVESTMENTS)

          500  Maricopa County Industrial Development Authority, Arizona, Water     6/10 at 100.00         N/R              500,060
                  System Improvement Revenue Bonds, Chaparral City Water
                  Company, Series 1997A, 5.400%, 12/01/22 - AMBAC Insured
                  (Alternative Minimum Tax)

         360O  Oro Valley Municipal Property Corporation, Arizona, Senior Lien      7/13 at 100.00         AA-              370,872
                  Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 - NPFG
                  Insured

        1,000  Phoenix Civic Improvement Corporation, Arizona, Junior Lien            No Opt. Call         AAA            1,177,390
                  Water System Revenue Refunding Bonds, Series 2001, 5.500%,
                  7/01/22 - FGIC Insured

               Surprise Municipal Property Corporation, Arizona, Wastewater
               System Revenue Bonds, Series 2007:
          350     4.700%, 4/01/22                                                   4/14 at 100.00         N/R              306,383
          410     4.900%, 4/01/32                                                   4/17 at 100.00         N/R              329,546

22 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)  DESCRIPTION (1)                                                     PROVISIONS (2)  RATINGS (3)                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               WATER AND SEWER (continued)

$       1,000  Tucson, Arizona, Water System Revenue Refunding Bonds, Series        7/12 at 102.00         AA-     $      1,107,970
                  2002, 5.500%, 7/01/18 - FGIC Insured

          275  Yuma County Industrial Development Authority, Arizona, Exempt       12/17 at 100.00         N/R              214,990
                  Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series
                  2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
        3,895  Total Water and Sewer                                                                                      4,007,211
-----------------------------------------------------------------------------------------------------------------------------------
$      50,281  Total Investments (cost $50,212,144) - 145.8%                                                             50,862,426
=============----------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 1.8%                                                                         658,705
               --------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (47.6)% (6)                                                    (16,625,000)
               --------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                        $    34,896,131
               ====================================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 - Fair Value Measurements for more information.

(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6) Preferred shares, at Liquidation Value as a percentage of Total Investments is 32.7%.

N/R   Not rated.

(IF)  Inverse floating rate investment.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 23

NXE | Nuveen Arizona Dividend Advantage Municipal Fund 3
    | Portfolio of Investments January 31, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                     PROVISIONS (2)   RATINGS (3)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.1% (0.8% OF TOTAL INVESTMENTS)

$         495   Puerto Rico, The Children's Trust Fund, Tobacco Settlement          5/12 at 100.00           BBB   $       477,442
                   Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
----------------------------------------------------------------------------------------------------------------------------------

                EDUCATION AND CIVIC ORGANIZATIONS - 14.9% (10.4% OF TOTAL
                   INVESTMENTS)

          690   Arizona Higher Education Loan Authority, Student Loan Revenue       9/10 at 100.00           AAA           612,713
                   Bonds, Series 2007B, Auction Rate Securities, 0.000%,
                   11/01/41 (Alternative Minimum Tax) (4)

        1,250   Arizona State University, System Revenue Bonds, Series 2005,        7/15 at 100.00           N/R         1,304,775
                5.000%, 7/01/20 - AMBAC Insured

        1,130   Energy Management Services LLC, Arizona State University, Energy    7/12 at 100.00            AA         1,215,699
                   Conservation Revenue Bonds, Main Campus Project, Series 2002,
                   5.250%, 7/01/18 - NPFG Insured

          560   Pima County Industrial Development Authority, Arizona, Charter     12/14 at 100.00          BBB-           498,725
                   School Revenue Bonds, Noah Webster Basic Schools Inc., Series
                   2004, 6.000%, 12/15/24

          565   Tucson Industrial Development Authority, Arizona, Charter School    9/14 at 100.00          BBB-           496,590
                   Revenue Bonds, Arizona Agribusiness and Equine Center Charter
                   School, Series 2004A, 6.125%, 9/01/34

        2,000   University of Arizona, Certificates of Participation, Series        6/12 at 100.00           AA-         2,120,680
                   2002B, 5.125%, 6/01/20 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
        6,195   Total Education and Civic Organizations                                                                  6,249,182
----------------------------------------------------------------------------------------------------------------------------------

                HEALTH CARE - 29.5% (20.6% OF TOTAL INVESTMENTS)

        1,015   Arizona Health Facilities Authority, Hospital Revenue Bonds,        1/17 at 100.00            A+         1,027,393
                   Banner Health Systems, Series 2007A, 5.000%, 1/01/25

          620   Arizona Health Facilities Authority, Hospital Revenue Bonds,        1/17 at 100.00            A+           408,425
                   Banner Health Systems, Series 2007B, 1.004%, 1/02/37

        2,390   Arizona Health Facilities Authority, Hospital Revenue Bonds,        1/18 at 100.00            A+         2,426,662
                   Banner Health Systems, Series 2008D, 5.500%, 1/01/38

          625   Arizona Health Facilities Authority, Revenue Bonds, Blood           4/14 at 100.00             A           636,488
                   Systems Inc., Series 2004, 5.000%, 4/01/20

          475   Glendale Industrial Development Authority, Arizona, Revenue        12/15 at 100.00           BBB           417,449
                   Bonds, John C. Lincoln Health Network, Series 2005B, 5.000%,
                   12/01/37

          785   Glendale Industrial Development Authority, Arizona, Revenue        12/17 at 100.00           BBB           677,879
                   Bonds, John C. Lincoln Health Network, Series 2007, 5.000%,
                   12/01/42

        1,825   Maricopa County Industrial Development Authority, Arizona,          7/14 at 100.00             A         1,863,380
                   Health Facility Revenue Bonds, Catholic Healthcare West,
                   Series 2004A, 5.375%, 7/01/23

        1,985   Maricopa County Industrial Development Authority, Arizona,          7/17 at 100.00             A         1,933,886
                   Health Facility Revenue Bonds, Catholic Healthcare West,
                   Series 2007A, 5.250%, 7/01/32

        2,000   Maricopa County Industrial Development Authority, Arizona,          5/10 at 100.00           Aa2         2,002,080
                   Hospital Revenue Bonds, Mayo Clinic Hospital, Series 1998,
                   5.250%, 11/15/37

        1,000   Yavapai County Industrial Development Authority, Arizona,           8/13 at 100.00          Baa2         1,003,750
                   Hospital Revenue Bonds, Yavapai Regional Medical Center,
                   Series 2003A, 6.000%, 8/01/33
----------------------------------------------------------------------------------------------------------------------------------
       12,720   Total Health Care                                                                                       12,397,392
----------------------------------------------------------------------------------------------------------------------------------

                HOUSING/SINGLE FAMILY - 3.6% (2.5% OF TOTAL INVESTMENTS)

        1,495   Tucson and Pima County Industrial Development Authority,            6/17 at 101.00           Aaa         1,535,754
                   Arizona, Joint Single Family Mortgage Revenue Bonds, Series
                   2007B, 5.350%, 6/01/47 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL - 2.5% (1.8% OF TOTAL INVESTMENTS)

        1,000   Pinal County Unified School District 1, Florence, Arizona,          7/18 at 100.00             A         1,055,640
                   General Obligation Bonds, Series 2008C, 5.250%, 7/01/28
----------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED - 31.5% (22.1% OF TOTAL INVESTMENTS)

          146   Centerra Community Facilities District, Goodyear, Arizona,          7/15 at 100.00           N/R           117,750
                   General Obligation Bonds, Series 2005, 5.500%, 7/15/29

        2,250   DC Ranch Community Facilities District, Scottsdale, Arizona,        7/13 at 100.00          Baa1         2,163,780
                   General Obligation Bonds, Series 2002, 5.000%, 7/15/27 - AMBAC
                   Insured

24 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                     PROVISIONS (2)   RATINGS (3)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Estrella Mountain Ranch Community Facilities District, Arizona,
                Special Assessment Bonds, Montecito Assessment District,
                Series 2007:
$         251      5.700%, 7/01/27                                                  1/17 at 100.00           N/R   $       183,524
          155      5.800%, 7/01/32                                                  1/17 at 100.00           N/R           107,869

          271   Estrella Mountain Ranch Community Facilities District, Goodyear,    7/10 at 102.00           N/R           277,098
                   Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%,
                   7/01/25

          525   Greater Arizona Development Authority, Infrastructure Revenue       8/16 at 100.00           AA-           550,337
                   Bonds, Series 2006A, 5.000%, 8/01/23 - NPFG Insured

        1,033   Marana, Arizona, Tangerine Farms Road Improvement District          7/16 at 100.00          Baa1           921,043
                   Revenue Bonds, Series 2006, 4.600%, 1/01/26

          290   Marley Park Community Facilities District, City of Surprise,        7/17 at 100.00           N/R           245,659
                   Arizona, Limited Tax General Obligation Bonds, Series 2007,
                   6.100%, 7/15/32

          490   Merrill Ranch Community Facilities District 1, Florence,            7/18 at 100.00           N/R           480,685
                   Arizona, General Obligation Bonds, Series 2008A, 7.400%,
                   7/15/33

        2,175   Mohave County, Arizona, Certificates of Participation, Series       7/14 at 100.00           N/R         2,300,845
                   2004, 5.250%, 7/01/19 - AMBAC Insured

          640   Palm Valley Community Facility District 3, Goodyear, Arizona,       7/16 at 100.00           N/R           491,469
                   General Obligation Bonds, Series 2006, 5.300%, 7/15/31

          425   Palm Valley Community Facility District 3, Goodyear, Arizona,       7/17 at 100.00           N/R           346,294
                   Limited Tax General Obligation Bonds, Series 2007, 5.800%,
                   7/15/32

          160   Parkway Community Facilities District 1, Prescott Valley,           7/16 at 100.00           N/R           123,714
                   Arizona, General Obligation Bonds, Series 2006, 5.350%,
                   7/15/31

        1,250   Pinal County Industrial Development Authority, Arizona,               No Opt. Call          BBB-         1,165,525
                   Correctional Facilities Contract Revenue Bonds, Florence West
                   Prison LLC, Series 2002A, 5.000%, 10/01/18 - ACA Insured

        1,130   San Luis Civic Improvement Corporation, Arizona, Municipal          7/15 at 100.00            A-         1,151,979
                   Facilities Excise Tax Revenue Bonds, Series 2005, 5.000%,
                   7/01/25 - SYNCORA GTY Insured

          665   Tartesso West Community Facility District, Buckeye, Arizona,        7/17 at 100.00           N/R           549,004
                   Limited Tax General Obligation Bonds, Series 2007, 5.900%,
                   7/15/32

        1,250   Vistancia Community Facilities District, Arizona, Restricted        7/15 at 100.00          Baa1         1,223,575
                   General Obligation Bonds, Series 2005, 5.750%, 7/15/24

          662   Watson Road Community Facilities District, Arizona, Special         7/16 at 100.00           N/R           530,924
                   Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30

          425   Westpark Community Facilities District, Buckeye, Arizona,           7/16 at 100.00           N/R           324,114
                   General Obligation Tax Increment Bonds Series 2006, 5.250%,
                   7/15/31
----------------------------------------------------------------------------------------------------------------------------------
       14,193   Total Tax Obligation/Limited                                                                            13,255,188
----------------------------------------------------------------------------------------------------------------------------------

                TRANSPORTATION - 13.9% (9.7% OF TOTAL INVESTMENTS)

                Phoenix, Arizona, Civic Improvement Corporation, Senior Lien
                Airport Revenue Bonds, Series 2002B:
        1,000      5.750%, 7/01/16 - FGIC Insured (Alternative Minimum Tax)         7/12 at 100.00           AA-         1,046,690
        2,300      5.250%, 7/01/21 - FGIC Insured (Alternative Minimum Tax)         7/12 at 100.00           AA-         2,331,187

        2,450   Tucson Airport Authority Inc., Arizona, Revenue Refunding Bonds,    6/11 at 100.00            A1         2,457,766
                   Series 2001B, 5.000%, 6/01/20 - AMBAC Insured (Alternative
                   Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
        5,750   Total Transportation                                                                                     5,835,643
----------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED - 19.1% (13.4% OF TOTAL INVESTMENTS) (5)

          300   Arizona Health Facilities Authority, Hospital Revenue Bonds,        7/10 at 101.00       N/R (5)           310,101
                   Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20
                   (Pre-refunded 7/01/10)

        1,000   Arizona Health Facilities Authority, Hospital System Revenue       12/10 at 102.00       BBB (5)         1,072,550
                   Bonds, John C. Lincoln Health Network, Series 2000, 6.875%,
                   12/01/20 (Pre-refunded 12/01/10)

        1,575   Maricopa County Union High School District 210, Phoenix,            7/14 at 100.00           AAA         1,822,795
                   Arizona, General Obligation Bonds, Series 2004A, 5.000%,
                   7/01/20 (Pre-refunded 7/01/14) - AGM Insured

          270   Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health        4/15 at 100.00       N/R (5)           310,824
                   Corporation, Series 2005, 5.000%, 4/01/16 (Pre-refunded
                   4/01/15)

        1,250   Scottsdale Industrial Development Authority, Arizona, Hospital     12/11 at 101.00       N/R (5)         1,377,013
                   Revenue Bonds, Scottsdale Healthcare, Series 2001, 5.800%,
                   12/01/31 (Pre-refunded 12/01/11)

                                                           Nuveen Investments 25

    | Portfolio of Investments January 31, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                     PROVISIONS (2)   RATINGS (3)             VALUE
----------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (5) (continued)

$       2,770   Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003,    7/13 at 100.00           AAA   $     3,142,342
                   5.000%, 7/01/22 (Pre-refunded 7/01/13)
----------------------------------------------------------------------------------------------------------------------------------
        7,165   Total U.S. Guaranteed                                                                                    8,035,625
----------------------------------------------------------------------------------------------------------------------------------

                UTILITIES - 13.4% (9.4% OF TOTAL INVESTMENTS)

        1,250   Maricopa County Pollution Control Corporation, Arizona, Revenue    11/12 at 100.00          Baa2         1,163,938
                   Bonds, Arizona Public Service Company - Palo Verde Project,
                   Series 2002A, 5.050%, 5/01/29 - AMBAC Insured

          665   Pima County Industrial Development Authority, Arizona, Revenue      1/15 at 100.00          BBB-           672,960
                   Bonds, Tucson Electric Power Company, Series 2008, 5.750%,
                   9/01/29

        1,660   Puerto Rico Electric Power Authority, Power Revenue Bonds,          7/15 at 100.00            A3         1,662,274
                   Series 2005RR, 5.000%, 7/01/26 - SYNCORA GTY Insured

          270   Salt River Project Agricultural Improvement and Power District,     1/13 at 100.00           Aa1           288,746
                   Arizona, Electric System Revenue Bonds, Series 2002B, 5.000%,
                   1/01/22

          775   Salt River Project Agricultural Improvement and Power District,     1/18 at 100.00           Aa1           869,938
                   Arizona, Electric System Revenue Bonds, Tender Option Bond
                   Trust 09-9W, 17.125%, 1/01/38 (IF)

        1,165   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue         No Opt. Call             A           997,019
                   Bonds, Series 2007, 5.000%, 12/01/37
----------------------------------------------------------------------------------------------------------------------------------
        5,785   Total Utilities                                                                                          5,654,875
----------------------------------------------------------------------------------------------------------------------------------

                WATER AND SEWER - 13.2% (9.3% OF TOTAL INVESTMENTS)

          955   Goodyear, Arizona, Water and Sewer Revenue Obligations, Series      7/20 at 100.00            A-           927,563
                   2010, 5.625%, 7/01/39

          405   Oro Valley Municipal Property Corporation, Arizona, Senior Lien     7/13 at 100.00           AA-           417,231
                   Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 - NPFG
                   Insured

        1,000   Phoenix Civic Improvement Corporation, Arizona, Junior Lien         7/11 at 100.00           AA+         1,047,980
                   Wastewater System Revenue Refunding Bonds, Series 2001,
                   5.125%, 7/01/21 - FGIC Insured

        2,000   Phoenix Civic Improvement Corporation, Arizona, Junior Lien         7/12 at 100.00           AAA         2,151,500
                   Water System Revenue Bonds, Series 2002, 5.000%, 7/01/18 -
                   FGIC Insured

                Surprise Municipal Property Corporation, Arizona, Wastewater
                System Revenue Bonds, Series 2007:
          425      4.700%, 4/01/22                                                  4/14 at 100.00           N/R           372,037
          490      4.900%, 4/01/32                                                  4/17 at 100.00           N/R           393,847

          330   Yuma County Industrial Development Authority, Arizona, Exempt      12/17 at 100.00           N/R           257,987
                   Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series
                   2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
        5,605   Total Water and Sewer                                                                                    5,568,145
----------------------------------------------------------------------------------------------------------------------------------
$      60,403   Total Investments (cost $60,233,474) - 142.7%                                                           60,064,886
=============---------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                       413,204
                ------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (43.7)% (6)                                                   (18,400,000)
                ------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                      $    42,078,090
                ==================================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 - Fair Value Measurements for more information.

(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6) Preferred Shares, at Liquidation Value a percentage of Total Investments is 30.6%.

N/R   Not rated.

(IF)  Inverse floating rate investment.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26 Nuveen Investments

NTX | Nuveen Texas Quality Income Municipal Fund
    | Portfolio of Investments January 31, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)  DESCRIPTION (1)                                                     PROVISIONS (2)  RATINGS (3)                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               CONSUMER STAPLES - 1.6% (1.1% OF TOTAL INVESTMENTS)

$       2,340  Puerto Rico, The Children's Trust Fund, Tobacco Settlement          5/12 at 100.00          BBB     $      2,257,000
                  Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
-----------------------------------------------------------------------------------------------------------------------------------

               EDUCATION AND CIVIC ORGANIZATIONS - 15.1% (10.2% OF TOTAL
                  INVESTMENTS)

        1,000  Central Texas Higher Education Authority Inc., Texas, Student       4/10 at 100.00           A2              954,353
                  Loan Revenue Bonds, Auction Rate Coupon, 0.560%, 12/01/37 (4)

               Red River Education Finance Corporation, Texas, Revenue Bonds,
               Hockaday School, Series 2005:
        1,170     5.000%, 5/15/27                                                  5/15 at 100.00           AA            1,204,983
        1,230     5.000%, 5/15/28                                                  5/15 at 100.00           AA            1,262,681
        1,290     5.000%, 5/15/29                                                  5/15 at 100.00           AA            1,320,612

               Texas Public Finance Authority, Revenue Bonds, Texas Southern
               University Financing System, Series 2003:
        1,710     5.000%, 5/01/18 - FGIC Insured                                   5/13 at 100.00          Ba1            1,562,239
        1,795     5.000%, 5/01/19 - FGIC Insured                                   5/13 at 100.00          Ba1            1,619,018
        1,885     5.000%, 5/01/20 - FGIC Insured                                   5/13 at 100.00          Ba1            1,682,042

        1,665  Texas State University System, Financing Revenue Bonds, Series      9/14 at 100.00          AAA            1,744,520
                  2004, 5.000%, 3/15/24 - AGM Insured

        2,000  Texas State University System, Financing Revenue Refunding Bonds,   3/12 at 100.00          AAA            2,132,980
                  Series 2002, 5.000%, 3/15/20 - AGM Insured

        2,330  Universal City Education Facilities Corporation, Texas, Revenue     3/11 at 102.00           A-            2,351,902
                  Bonds, Wayland Baptist University Project, Series 2001,
                  5.625%, 3/01/26

        5,000  University of North Texas, Financing System Revenue Bonds, Series   4/12 at 100.00          AAA            5,162,300
                  2001, 5.000%, 4/15/24 - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
       21,075  Total Education and Civic Organizations                                                                   20,997,630
-----------------------------------------------------------------------------------------------------------------------------------

               ENERGY - 2.0% (1.4% OF TOTAL INVESTMENTS)

        3,000  Gulf Coast Waste Disposal Authority, Texas, Waste Disposal          4/10 at 100.00          BBB            2,791,170
                  Revenue Bonds, Valero Energy Corporation Project, Series
                  1998, 5.600%, 4/01/32 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE - 12.6% (8.5% OF TOTAL INVESTMENTS)

               Brazoria County Health Facilities Development Corporation, Texas,
               Revenue Bonds, Brazosport Memorial Hospital, Series 2004:
        1,745     5.250%, 7/01/20 - RAAI Insured                                   7/14 at 100.00         BBB-            1,615,242
        1,835     5.250%, 7/01/21 - RAAI Insured                                   7/14 at 100.00         BBB-            1,682,456

        2,650  Midland County Hospital District, Texas, Hospital Revenue Bonds,      No Opt. Call         BBB-            2,479,048
                  Series 1992, 0.000%, 6/01/11

        2,000  North Central Texas Health Facilities Development Corporation,      5/11 at 100.00          Aa2            2,007,660
                  Hospital Revenue Bonds, Baylor Healthcare System, Series
                  2001A, 5.125%, 5/15/29

               Richardson Hospital Authority, Texas, Revenue Bonds, Richardson
               Regional Medical Center, Series 2004:
        2,000     5.875%, 12/01/24                                                12/13 at 100.00        Baa2             1,916,760
        1,000     6.000%, 12/01/34                                                12/13 at 100.00        Baa2               919,130

        2,500  Tarrant County Cultural & Educational Facilities Financing         11/17 at 100.00          AA-            2,433,025
                  Corporation, Texas, Revenue Bonds, Tarrant County Health
                  Resources, Series 2007B, 5.000%, 11/15/42

        2,000  Tarrant County Cultural Education Facilities Finance Corporation,   1/19 at 100.00          AAA            2,201,620
                  Texas, Revenue Refunding Bonds, Christus Health,
                  Series 2008, 6.500%, 7/01/37

          700  Tyler Health Facilities Development Corporation, Texas, Hospital    7/17 at 100.00         Baa1              577,164
                  Revenue Bonds, Mother Frances Hospital Regional Healthcare
                  Center, Series 2007B, 5.000%, 7/01/37

        2,000  Tyler Health Facilities Development Corporation, Texas, Hospital    7/17 at 100.00         Baa1            1,681,580
                  Revenue Bonds, Mother Frances Hospital Regional Healthcare
                  Center, Series 2007, 5.000%, 7/01/33
-----------------------------------------------------------------------------------------------------------------------------------
       18,430  Total Health Care                                                                                         17,513,685
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 27

    | Portfolio of Investments January 31, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)  DESCRIPTION (1)                                                     PROVISIONS (2)  RATINGS (3)                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               HOUSING/MULTIFAMILY - 1.4% (1.0% OF TOTAL INVESTMENTS)

               Bexar County Housing Finance Corporation, Texas, Insured
               Multifamily Housing Revenue Bonds, Waters at Northern
               Hills Apartments Project, Series 2001A:
$       2,000     6.000%, 8/01/31 - NPFG Insured                                   8/11 at 102.00         Baa1       $    1,451,460
          750     6.050%, 8/01/36 - NPFG Insured                                   8/11 at 102.00         Baa1              529,132
-----------------------------------------------------------------------------------------------------------------------------------
        2,750  Total Housing/Multifamily                                                                                  1,980,592
-----------------------------------------------------------------------------------------------------------------------------------

               HOUSING/SINGLE FAMILY - 3.1% (2.1% OF TOTAL INVESTMENTS)

        1,480  El Paso Housing Finance Corporation, Texas, GNMA Collateralized     4/11 at 106.75          AAA            1,570,203
                  Single Family Mortgage Revenue Bonds, Series 2001A-3,
                  6.180%, 4/01/33

           10  Galveston Property Finance Authority Inc., Texas, Single Family     3/10 at 100.00         Caa1                9,847
                  Mortgage Revenue Bonds, Series 1991A, 8.500%, 9/01/11

        2,700  Texas Department of Housing and Community Affairs, Single Family    3/12 at 100.00          AAA            2,716,740
                  Mortgage Bonds, Series 2002B, 5.550%, 9/01/33 - NPFG
                  Insured (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
        4,190  Total Housing/Single Family                                                                                4,296,790
-----------------------------------------------------------------------------------------------------------------------------------

               LONG-TERM CARE - 1.1% (0.7% OF TOTAL INVESTMENTS)

               Bexar County, Texas, Health Facilities Development Corporation
               Revenue Bonds, Army Retirement Residence, Series 2007:
        1,000     5.000%, 7/01/27                                                  7/17 at 100.00          BBB              888,830
          600     5.000%, 7/01/37                                                  7/17 at 100.00          BBB              503,538
-----------------------------------------------------------------------------------------------------------------------------------
        1,600  Total Long-Term Care                                                                                       1,392,368
-----------------------------------------------------------------------------------------------------------------------------------

               MATERIALS - 4.3% (2.9% OF TOTAL INVESTMENTS)

        3,000  Cass County Industrial Development Corporation, Texas,              3/10 at 101.00          BBB            3,031,410
                  Environmental Improvement Revenue Bonds, International Paper
                  Company, Series 2000A, 6.600%, 3/15/24
                  (Alternative Minimum Tax)

        3,000  Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste     4/10 at 100.00            A            3,001,890
                  Disposal Facility Bonds, E.I. DuPont de Nemours and Company
                  Project, Series 1996, 6.400%, 4/01/26 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
        6,000  Total Materials                                                                                            6,033,300
-----------------------------------------------------------------------------------------------------------------------------------

               TAX OBLIGATION/GENERAL - 47.5% (32.1% OF TOTAL INVESTMENTS)

        1,260  Bexar County, Texas, Combined Tax and Revenue Certificates of       6/14 at 100.00          AA+            1,346,549
                  Obligation, Series 2004, 5.000%, 6/15/19

        2,000  Borger Independent School District, Hutchison County, Texas,        2/16 at 100.00          AAA            2,065,720
                  General Obligation Bonds, Series 2006, 5.000%, 2/15/36

          400  Calallen Independent School District, Nueces County, Texas,         2/18 at 100.00          AAA              412,956
                  General Obligation Bonds, School Building Series 2008,
                  5.000%, 2/15/38

        1,190  Canutillo Independent School District, El Paso County, Texas,       8/15 at 100.00          AAA            1,302,193
                  General Obligation Bonds, Series 2006A, 5.000%, 8/15/22

          325  Copperas Cove, Texas, Certificates of Obligation, Series 2003,      8/12 at 100.00           AA              341,588
                  5.000%, 8/15/23 - MBIA Insured

        2,305  Corpus Christi, Texas, Combination Tax and Municipal Hotel          9/12 at 100.00          AAA            2,479,235
                  Occupancy Tax Revenue Certificates of Obligation, Series
                  2002, 5.500%, 9/01/21 - AGM Insured

        2,595  Denton County, Texas, Permanent Improvement General Obligation      7/12 at 100.00          AAA            2,763,364
                  Bonds, Series 2005, 5.000%, 7/15/25

        1,750  El Paso County, Texas, Certificates of Obligation, Series 2001,       No Opt. Call          AAA            1,981,175
                  5.000%, 2/15/21 - AGM Insured

               Fort Bend County Municipal Utility District 25, Texas, General
               Obligation Bonds, Series 2005:
        1,330     5.000%, 10/01/26 - FGIC Insured                                  10/12 at 100.00            A            1,337,501
        1,320     5.000%, 10/01/27 - FGIC Insured                                  10/12 at 100.00            A            1,324,818

28 Nuveen Investments

    PRINCIPAL                                                                      OPTIONAL CALL
 AMOUNT (000)  DESCRIPTION (1)                                                     PROVISIONS (2)  RATINGS (3)               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               TAX OBLIGATION/GENERAL (continued)

$       3,615  Frisco, Texas, General Obligation Bonds, Series 2006, 5.000%,       2/16 at 100.00           AA     $      3,803,378
                  2/15/26 - FGIC Insured

        8,500  Grand Prairie Independent School District, Dallas County, Texas,     8/18 at 22.64          AA-            1,144,015
                  General Obligation Bonds, Capital Appreciation Refunding
                  Series 2009, 0.000%, 8/15/39

               Houston Community College, Texas, Limited Tax General Obligation
               Bonds, Series 2003:
        2,500     5.000%, 2/15/20 - AMBAC Insured                                  2/13 at 100.00          AA+            2,675,325
        2,235     5.000%, 2/15/21 - AMBAC Insured                                  2/13 at 100.00          AA+            2,381,482

        5,000  Houston, Texas, General Obligation Bonds, Series 2005E, 5.000%,     3/15 at 100.00           AA            5,291,000
                   3/01/23 - AMBAC Insured

          100  Judson Independent School District, Bexar County, Texas, General    2/11 at 100.00          Aaa              103,960
                  Obligation Refunding Bonds, Series 2002, 5.250%, 2/01/21

        4,900  Leander Independent School District, Williamson and Travis           8/14 at 17.78          AAA              679,238
                  Counties, Texas, General Obligation Bonds, Series 2006,
                  0.000%, 8/15/45

        1,000  Leander Independent School District, Williamson and Travis           8/17 at 33.01          AAA              224,070
                  Counties, Texas, General Obligation Bonds, Series 2008,
                  0.000%, 8/15/36

        5,220  Leander Independent School District, Williamson and Travis           4/10 at 48.64          AAA            2,522,356
                  Counties, Texas, Unlimited Tax School Building and Refunding
                  Bonds, Series 2000, 0.000%, 8/15/21

          365  Lone Star College System, Harris and Montgomery Counties, Texas,    8/19 at 100.00          AAA              379,458
                  General Obligation Bonds, Series 2009, 5.000%, 8/15/34

        1,000  Mansfield Independent School District, Tarrant County, Texas,       2/14 at 100.00          AAA            1,105,040
                  General Obligation Bonds, Series 2004, 5.000%, 2/15/20

        1,010  Mercedes Independent School District, Hidalgo County, Texas,        8/15 at 100.00          AAA            1,088,528
                  General Obligation Bonds, Series 2005, 5.000%, 8/15/23

        5,515  Midlothian Independent School District, Ellis County, Texas,        2/15 at 100.00          Aaa           5,687,013
                  General Obligation Bonds, Series 2005, 5.000%, 2/15/34

        1,500  Montgomery County, Texas, General Obligation Bonds, Refunding       3/19 at 100.00           AA            1,586,550
                  Series 2008B, 5.250%, 3/01/32

          925  Northside Independent School District, Bexar County, Texas,         8/10 at 100.00          AAA              947,366
                  Unlimited Tax School Building and Refunding Bonds, Series
                  2000, 5.875%, 8/15/25

        2,000  Plano Independent School District, Collin County, Texas, General    2/18 at 100.00          Aa1            2,132,920
                  Obligation Bonds, Series 2008, 5.250%, 2/15/34

               Roma Independent School District, Texas, General Obligation
               Bonds, Series 2005:
        1,110     5.000%, 8/15/22                                                  8/15 at 100.00          AAA            1,214,651
        1,165     5.000%, 8/15/23 - AGM Insured                                    8/15 at 100.00          AAA            1,269,885

        1,250  Southside Independent School District, Bexar County, Texas,         8/14 at 100.00          Aaa            1,358,163
                  General Obligation Bonds, Series 2004A, 5.000%, 8/15/22

        1,140  Sunnyvale School District, Texas, General Obligation Bonds,         2/14 at 100.00          AAA            1,232,750
                  Series 2004, 5.250%, 2/15/25

        5,000  Texas State, General Obligation Bonds, Transportation Commission    4/17 at 100.00          AA+            5,231,000
                  Mobility Fund, Series 2006A, 5.000%, 4/01/33 (UB)

        1,000  Texas State, General Obligation Bonds, Transportation Commission    4/18 at 100.00          AA+            1,063,700
                  Mobility Fund, Series 2008, 5.000%, 4/01/30 (UB)

        1,110  Texas State, General Obligation Bonds, Water Utility, Series        8/11 at 100.00          AA+            1,168,330
                  2001, 5.250%, 8/01/23

        1,500  Texas, General Obligation Refunding Bonds, Public Finance          10/12 at 100.00          AA+            1,633,965
                  Authority, Series 2002, 5.000%, 10/01/18

        3,025  Victoria Independent School District, Victoria County, Texas,       2/17 at 100.00          AAA            3,196,699
                  General Obligation Bonds, Series 2007, 5.000%, 2/15/32

                                                           Nuveen Investments 29

    | Portfolio of Investments January 31, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)  DESCRIPTION (1)                                                     PROVISIONS (2)  RATINGS (3)                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               TAX OBLIGATION/GENERAL (continued)

               West Texas Independent School District, McLennan and Hill
               Counties, General Obligation Refunding Bonds, Series 1998:
$       1,000     0.000%, 8/15/22                                                   8/13 at 61.20          AAA     $        528,220
        1,000     0.000%, 8/15/24                                                   8/13 at 54.88          AAA              470,390

               White Settlement Independent School District, Tarrant County,
               Texas, General Obligation Bonds, Series 2006:
        1,500     0.000%, 8/15/43                                                   8/15 at 23.12          AAA              244,470
        1,500     0.000%, 8/15/44                                                   8/15 at 21.88          AAA              230,190
          425     0.000%, 8/15/45                                                   8/15 at 20.76          AAA               61,141
-----------------------------------------------------------------------------------------------------------------------------------
       81,585  Total Tax Obligation/General                                                                              66,010,352
-----------------------------------------------------------------------------------------------------------------------------------

               TAX OBLIGATION/LIMITED - 9.2% (6.2% OF TOTAL INVESTMENTS)

        7,940  Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue
                  Bonds, Series 2007, 5.000%, 12/01/36 - AMBAC Insured            12/16 at 100.00          AAA            8,121,747

               Harris County-Houston Sports Authority, Texas, Junior Lien
               Revenue Bonds, Series 2001H:
        1,720     0.000%, 11/15/34 - NPFG Insured                                  11/31 at 83.17            A              294,911
          930     0.000%, 11/15/36 - NPFG Insured                                  11/31 at 73.51            A              138,319
        3,265     0.000%, 11/15/38 - NPFG Insured                                  11/31 at 64.91            A              415,406

               Harris County-Houston Sports Authority, Texas, Senior Lien
               Revenue Bonds, Series 2001G:
        2,250     5.250%, 11/15/22 - NPFG Insured                                 11/11 at 100.00            A            2,250,608
        2,475     0.000%, 11/15/41 - NPFG Insured                                  11/31 at 53.78            A              254,034

        1,470  Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
                  Convention and Entertainment Project, Series 2001B, 0.000%,
                  9/01/32 - AMBAC Insured                                            No Opt. Call           A-              363,678

        1,000  Uptown Development Authority, Texas, Tax Increment Revenue Bonds,
                  Series 2009 (Infrastructure Improvement Facilities), 5.500%,
                  9/01/29                                                          9/19 at 100.00         BBB+              981,150
-----------------------------------------------------------------------------------------------------------------------------------
       21,050  Total Tax Obligation/Limited                                                                              12,819,853
-----------------------------------------------------------------------------------------------------------------------------------

               TRANSPORTATION - 9.2% (6.3% OF TOTAL INVESTMENTS)

        1,000  Austin, Texas, Airport System Prior Lien Revenue Bonds, Series
                  2003, 5.250%, 11/15/16 - NPFG Insured                           11/13 at 100.00            A            1,099,300

        3,260  Central Texas Regional Mobility Authority, Travis and Williamson
                  Counties, Toll Road Revenue Bonds, Series 2005, 5.000%,
                  1/01/22 - FGIC Insured                                           1/15 at 100.00            A            3,219,543

        2,600  Dallas-Ft. Worth International Airport Facility Improvement
                  Corporation, Texas, Revenue Bonds, American Airlines Inc.,
                  Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)           5/10 at 101.00         CCC+            1,847,326

        2,000  Houston, Texas, Subordinate Lien Airport System Revenue Bonds,
                  Series 2000A, 5.625%, 7/01/30 - AGM Insured (Alternative
                  Minimum Tax)                                                     7/10 at 100.00          AAA            2,003,500

        2,500  North Texas Thruway Authority, First Tier System Revenue
                  Refunding Bonds, Capital Appreciation Series 2008, 0.000%,
                  1/01/36 - AGC Insured                                              No Opt. Call          AAA              531,925

          395  North Texas Thruway Authority, First Tier System Revenue
                  Refunding Bonds, Series 2008A, 5.750%, 1/01/40                   1/18 at 100.00           A2              404,053

               North Texas Thruway Authority, First Tier System Revenue
               Refunding Bonds, Series 2008B:
          325     5.750%, 1/01/40                                                  1/18 at 100.00           A2              332,449
          225     5.750%, 1/01/40 - NPFG Insured                                   1/18 at 100.00            A              230,157

          950  North Texas Thruway Authority, Second Tier System Revenue
                  Refunding Bonds, Series 2008, 5.750%, 1/01/38                    1/18 at 100.00           A3              963,215

               North Texas Tollway Authority, System Revenue Bonds, Series 2009:
          100     6.100%, 1/01/28                                                  1/19 at 100.00           A2              107,314
        2,000     6.250%, 1/01/39                                                  1/19 at 100.00           A2            2,120,460
-----------------------------------------------------------------------------------------------------------------------------------
       15,355  Total Transportation                                                                                      12,859,242
-----------------------------------------------------------------------------------------------------------------------------------

30 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)  DESCRIPTION (1)                                                     PROVISIONS (2)  RATINGS (3)                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               U.S. GUARANTEED - 16.2% (10.9% OF TOTAL INVESTMENTS) (5)

$         295  Coppell Independent School District, Dallas County, Texas,
                  Unlimited Tax School Building and Refunding Bonds, Series
                  1992, 0.000%, 8/15/14 - MBIA Insured (ETM)                         No Opt. Call          Aa3 (5) $        269,710

          950  Copperas Cove, Texas, Certificates of Obligation, Series 2003,
                  5.000%, 8/15/23 (Pre-refunded 8/15/12) - MBIA Insured            8/12 at 100.00           A3 (5)        1,050,444

               Gregg County Health Facilities Development Corporation, Texas,
               Hospital Revenue Bonds, Good Shepherd Medical Center Project,
               Series 2000:
        2,000     6.875%, 10/01/20 (Pre-refunded 10/01/10) - RAAI Insured         10/10 at 101.00          N/R (5)        2,103,120
        3,250     6.375%, 10/01/25 (Pre-refunded 10/01/10) - RAAI Insured         10/10 at 101.00          N/R (5)        3,406,813

          500  Harris County Health Facilities Development Corporation, Texas,
                  Revenue Bonds, St. Luke's Episcopal Hospital, Series 2001A,
                  5.500%, 2/15/21 (Pre-refunded 8/15/11)                           8/11 at 100.00          AAA              538,420

        1,000  Judson Independent School District, Bexar County, Texas, General
                  Obligation Refunding Bonds, Series 2002, 5.250%, 2/01/21
                  (Pre-refunded 2/01/11)                                           2/11 at 100.00          Aaa            1,049,500

        1,000  North Central Texas Health Facilities Development Corporation,
                  Hospital Revenue Bonds, Presbyterian Healthcare System, Series
                  1996B, 5.750%, 6/01/26 - NPFG Insured (ETM)                        No Opt. Call          Aaa            1,205,960

        1,075  Northside Independent School District, Bexar County, Texas,
                  Unlimited Tax School Building and Refunding Bonds, Series
                  2000, 5.875%, 8/15/25 (Pre-refunded 8/15/10)                     8/10 at 100.00          AAA            1,108,056

        2,500  Retama Development Corporation, Texas, Special Facilities Revenue
                  Bonds, Retama Park Racetrack, Series 1993, 8.750%, 12/15/18
                  (Pre-refunded 12/15/17) (6)                                     12/17 at 100.00          AAA            3,396,475

        1,750  San Antonio, Texas, Electric and Gas System Revenue Refunding
                  Bonds, Series 2002, 5.375%, 2/01/20 (Pre-refunded 2/01/12)       2/12 at 100.00          AAA            1,907,325

        1,440  South Texas Community College District, General Obligation Bonds,
                  Series 2002, 5.500%, 8/15/17 (Pre-refunded 8/15/12) - AMBAC
                  Insured                                                          8/12 at 100.00           A+ (5)        1,611,518

        3,500  Tarrant County Health Facilities Development Corporation, Texas,
                  Hospital Revenue Bonds, Adventist Health System - Sunbelt
                  Obligated Group, Series 2000, 6.625%, 11/15/20 (Pre-refunded
                  11/15/10)                                                       11/10 at 101.00          N/R (5)        3,708,670

        1,000  Tyler Health Facilities Development Corporation, Texas, Hospital
                  Revenue Bonds, Mother Frances Hospital Regional Healthcare
                  Center, Series 2001, 6.000%, 7/01/31 (Pre-refunded 7/01/12)      7/12 at 100.00         Baa1 (5)        1,111,570
-----------------------------------------------------------------------------------------------------------------------------------
       20,260  Total U.S. Guaranteed                                                                                     22,467,581
-----------------------------------------------------------------------------------------------------------------------------------

               UTILITIES - 12.5% (8.5% OF TOTAL INVESTMENTS)

        2,560  Brazos River Authority, Texas, Pollution Control Revenue
                  Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%,
                  3/01/32 (Alternative Minimum Tax)                                4/13 at 101.00         Caa3            1,659,955

        2,400  Brazos River Authority, Texas, Revenue Bonds, Reliant Energy
                  Inc., Series 1999A, 5.375%, 4/01/19                              4/10 at 100.50         BBB-            2,400,960

        5,000  Brownsville, Texas, Utility System Priority Revenue Bonds, Series
                  2005A, 5.000%, 9/01/27 - AMBAC Insured                           9/15 at 100.00            A            5,154,500

        2,000  Bryan, Brazos County, Texas, Electric System Revenue Bonds,
                  Series 2009, 5.000%, 7/01/34                                     7/17 at 100.00           A+            2,009,760

        2,000  Harris County Health Facilities Development Corporation, Texas,
                  Thermal Utility Revenue Bonds, TECO Project, Series 2000,
                  5.750%, 2/15/15 - AMBAC Insured (Alternative Minimum Tax)        2/10 at 100.00          Aa3            2,004,240

        2,000  Lower Colorado River Authority, Texas, Revenue Bonds, Series
                  2008, 5.750%, 5/15/37                                            5/15 at 100.00           A1            2,087,740

        1,000  Matagorda County Navigation District 1, Texas, Revenue Bonds,
                  Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30
                  (Alternative Minimum Tax)                                        5/10 at 100.50         BBB-              970,600

        1,000  Matagorda County Navigation District Number One, Texas, Pollution
                  Control Revenue Refunding Bonds, Central Power and Light
                  Company Project, Series 2009A, 6.300%, 11/01/29                  7/19 at 102.00          BBB            1,084,820
-----------------------------------------------------------------------------------------------------------------------------------
       17,960  Total Utilities                                                                                           17,372,575
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 31

    | Portfolio of Investments January 31, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)  DESCRIPTION (1)                                                     PROVISIONS (2)  RATINGS (3)                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               WATER AND SEWER - 11.9% (8.1% OF TOTAL INVESTMENTS)

               Coastal Water Authority, Texas, Contract Revenue Bonds, Houston
               Water Projects, Series 2004:
$       1,005     5.000%, 12/15/20 - FGIC Insured                                 12/14 at 100.00            A     $      1,050,547
        1,030     5.000%, 12/15/21 - FGIC Insured                                 12/14 at 100.00            A            1,072,405

        1,000  El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series
                  2008C, 5.375%, 3/01/29                                           3/18 at 100.00           AA            1,074,870

        3,000  Houston, Texas, First Lien Combined Utility System Revenue Bonds,
                  Series 2004A, 5.250%, 5/15/23 - FGIC Insured                     5/14 at 100.00           AA            3,167,400

        3,500  Houston, Texas, Junior Lien Water and Sewerage System Revenue
                  Refunding Bonds, Series 2001A, 5.500%, 12/01/17 - AGM Insured   12/11 at 100.00          AAA            3,773,910

               Irving, Texas, Subordinate Lien Waterworks and Sewerage Revenue
               Bonds, Series 2004:
        1,680     5.000%, 8/15/22 - AMBAC Insured                                  8/14 at 100.00           AA            1,781,808
        1,760     5.000%, 8/15/23 - AMBAC Insured                                  8/14 at 100.00           AA            1,858,102

        1,260  Rowlett, Rockwall and Dallas Counties, Texas, Waterworks and
                  Sewerage System Revenue Bonds, Series 2004A, 5.000%, 3/01/22 -
                  NPFG Insured                                                     3/14 at 100.00          AA-            1,313,714

        1,500  Texas Water Development Board, Senior Lien State Revolving Fund
                  Revenue Bonds, Series 1999A, 5.500%, 7/15/21                     7/10 at 100.00          AAA            1,506,090
------------------------------------------------------------------------------------------------------------------------------------
       15,735  Total Water and Sewer                                                                                     16,598,846
------------------------------------------------------------------------------------------------------------------------------------
$     231,330  Total Investments (cost $202,017,964) - 147.7%                                                           205,390,984
=============-----------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (2.8)%                                                                        (3,960,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 1.9%                                                                       2,653,075
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (46.8)% (7)                                                     (65,050,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                       $    139,034,059
               =====================================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 - Fair Value Measurements for more information.

(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6) The issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

(7) Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.7%.

N/R   Not rated.

(ETM) Escrowed to maturity.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32 Nuveen Investments

| Statement of
| Assets & Liabilities
                                                    January 31, 2010 (Unaudited)

                                                          ARIZONA         ARIZONA         ARIZONA         ARIZONA            TEXAS
                                                          PREMIUM        DIVIDEND        DIVIDEND        DIVIDEND          QUALITY
                                                           INCOME       ADVANTAGE     ADVANTAGE 2     ADVANTAGE 3           INCOME
                                                            (NAZ)           (NFZ)           (NKR)           (NXE)            (NTX)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments, at value (cost $85,048,139,
   $31,760,370, $50,212,144, $60,233,474
   and $202,017,964, respectively)                  $  88,429,580   $  31,555,283   $  50,862,426   $  60,064,886   $  205,390,984
Cash                                                      362,266          35,198         441,284         236,847          252,089
Receivables:
   Interest                                               569,165         255,300         409,681         414,959        3,083,437
   Investments sold                                            --              --              --              --           26,279
Other assets                                               11,065           4,958           8,891          15,054           25,622
-----------------------------------------------------------------------------------------------------------------------------------
   Total assets                                        89,372,076      31,850,739      51,722,282      60,731,746      208,778,411
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Floating rate obligations                                      --              --              --              --        3,960,000
Payables:
   Common share dividends                                 246,429          85,881         151,842         188,299          570,606
   Preferred share dividends                                  731             508             612           1,190            2,225
Accrued expenses:
   Management fees                                         53,349          14,506          24,363          34,026          111,782
   Other                                                   36,532          19,047          24,334          30,141           49,739
-----------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                      337,041         119,942         201,151         253,656        4,694,352
-----------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                 27,875,000      10,600,000      16,625,000      18,400,000       65,050,000
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares              $  61,160,035   $  21,130,797   $  34,896,131   $  42,078,090   $  139,034,059
===================================================================================================================================
Common shares outstanding                               4,469,154       1,548,020       2,439,551       3,066,030        9,514,078
===================================================================================================================================
Net asset value per Common share
   outstanding (net assets applicable
   to Common shares, divided by Common
   shares outstanding)                              $       13.68   $       13.65   $       14.30   $       13.72   $        14.61
===================================================================================================================================
NET ASSETS APPLICABLE TO COMMON
   SHARES CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share             $      44,692   $      15,480   $      24,396   $      30,660   $       95,141
Paid-in surplus                                        62,155,941      21,910,005      34,577,972      43,233,092      134,891,571
Undistributed (Over-distribution of)
    net investment income                                 784,193         188,390         316,185         344,885        1,650,604
Accumulated net realized gain (loss)
      from investments and derivative
      transactions                                     (5,206,232)       (777,991)       (672,704)     (1,361,959)        (976,277)
Net unrealized appreciation (depreciation)
   of investments                                       3,381,441        (205,087)        650,282        (168,588)       3,373,020
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares              $  61,160,035   $  21,130,797   $  34,896,131   $  42,078,090   $  139,034,059
===================================================================================================================================
Authorized shares:
   Common                                             200,000,000       Unlimited       Unlimited       Unlimited        Unlimited
   Preferred                                            1,000,000       Unlimited       Unlimited       Unlimited        Unlimited
===================================================================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 33

| Statement of
| Operations
                                               Six Months Ended January 31, 2010
                                               (Unaudited)

                                                          ARIZONA         ARIZONA         ARIZONA         ARIZONA            TEXAS
                                                          PREMIUM        DIVIDEND        DIVIDEND        DIVIDEND          QUALITY
                                                           INCOME       ADVANTAGE     ADVANTAGE 2     ADVANTAGE 3           INCOME
                                                             (NAZ)           (NFZ)           (NKR)           (NXE)            (NTX)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                   $   2,255,504   $     770,893   $   1,269,995   $   1,542,042   $    5,287,932
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                           292,381         101,400         168,651         199,871          661,545
Preferred shares - auction fees                            21,077           8,015          12,571          13,914           49,189
Preferred shares - dividend disbursing agent fees           5,041           5,041           5,041           5,041           10,082
Shareholders' servicing agent fees and expenses             1,659             251             219             173            4,513
Interest expense on floating rate obligations                  --              --              --              --           10,395
Custodian's fees and expenses                              10,704           6,019           8,046           8,462           21,467
Directors'/Trustees' fees and expenses                      1,235             471             755             889            2,819
Professional fees                                           7,416           4,872           5,321           5,535            8,852
Shareholders' reports - printing
   and mailing expenses                                    12,918           5,930           8,512           9,699           24,011
Stock exchange listing fees                                 4,649             110             174             219            4,647
Investor relations expense                                  3,586           1,277           2,068           2,396            7,415
Other expenses                                              9,744           8,503           9,186          10,070           13,219
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                  370,410         141,889         220,544         256,269          818,154
   Custodian fee credit                                       (54)           (115)           (221)           (116)             (64)
   Expense reimbursement                                       --         (15,826)        (38,915)        (32,286)              --
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                              370,356         125,948         181,408         223,867          818,090
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                   1,885,148         644,945       1,088,587       1,318,175        4,469,842
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                 159,406             (28)            (47)         11,761          125,837
Change in net unrealized appreciation
   (depreciation)of investments                         2,954,068       1,412,963       1,905,284       2,749,657        6,781,608
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 3,113,474       1,412,935       1,905,237       2,761,418        6,907,445
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                (60,398)        (23,349)        (36,612)        (40,349)        (129,407)
From accumulated net realized gains                            --              --              --              --          (19,921)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Preferred shareholders                              (60,398)        (23,349)        (36,612)        (40,349)        (149,328)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   operations                                       $   4,938,224   $   2,034,531   $   2,957,212   $   4,039,244   $   11,227,959
===================================================================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34 Nuveen Investments

| Statement of
| Changes in Net Assets(Unaudited)

                                                      ARIZONA                       ARIZONA                      ARIZONA
                                                PREMIUM INCOME (NAZ)        DIVIDEND ADVANTAGE (NFZ)     DIVIDEND ADVANTAGE 2 (NKR)
                                            ---------------------------   ---------------------------   ---------------------------
                                              SIX MONTHS       YEAR      SIX MONTHS            YEAR      SIX MONTHS            YEAR
                                                   ENDED      ENDED           ENDED           ENDED           ENDED           ENDED
                                                 1/31/10    7/31/09         1/31/10         7/31/09         1/31/10         7/31/09
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                       $  1,885,148   $  3,812,672   $    644,945   $  1,299,942   $  1,088,587   $  2,259,065
Net realized gain (loss) from:
   Investments                                   159,406     (2,710,445)           (28)      (429,021)           (47)      (349,393)
   Futures contracts                                  --             --             --             --             --             --
Change in net unrealized
   appreciation (depreciation) of:
   Investments                                 2,954,068      1,955,974      1,412,963       (604,752)     1,905,284       (337,136)
   Futures contracts                                  --             --             --             --             --             --
Distributions to Preferred shareholders:
   From net investment income                    (60,398)      (565,487)       (23,349)      (220,718)       (36,612)      (349,919)
   From accumulated net realized gains                --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common shares
   from operations                             4,938,224      2,492,714      2,034,531         45,451      2,957,212      1,222,617
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                    (1,532,920)    (2,846,851)      (508,524)      (976,248)      (890,435)    (1,712,859)
From accumulated net realized gains                   --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from distributions
   to Common shareholders                     (1,532,920)    (2,846,851)      (508,524)      (976,248)      (890,435)    (1,712,859)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from shares issued to
     shareholders due to reinvestment
      of distributions                                --         12,298             --          7,371             --         16,440
   Repurchased                                        --             --             --        (24,038)            --         (8,296)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital share
   transactions                                       --         12,298             --        (16,667)            --          8,144
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                 3,405,304       (341,839)     1,526,007       (947,464)     2,066,777       (482,098)
Net assets applicable to Common shares
   at the beginning of period                 57,754,731     58,096,570     19,604,790     20,552,254     32,829,354     33,311,452
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares
   at the end of period                     $ 61,160,035   $ 57,754,731   $ 21,130,797   $ 19,604,790   $ 34,896,131   $ 32,829,354
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of period   $    784,193   $    492,363   $    188,390   $     75,318   $    316,185   $    154,645
====================================================================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 35

| Statement of
| Changes in Net Assets (Unaudited) (continued)

                                                                                ARIZONA                          TEXAS
                                                                         DIVIDEND ADVANTAGE 3 (NXE)       QUALITY INCOME (NTX)
                                                                      -----------------------------   -----------------------------
                                                                         SIX MONTHS            YEAR      SIX MONTHS            YEAR
                                                                              ENDED           ENDED           ENDED           ENDED
                                                                            1/31/10         7/31/09         1/31/10         7/31/09
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                 $   1,318,175   $   2,685,306   $   4,469,842   $   8,942,930
Net realized gain (loss) from:
   Investments                                                               11,761        (323,361)        125,837        (260,097)
   Futures contracts                                                             --              --              --         279,232
Change in net unrealized appreciation (depreciation)
   of:
   Investments                                                            2,749,657        (880,027)      6,781,608      (1,592,328)
   Futures contracts                                                             --              --              --         (80,805)
Distributions to Preferred shareholders:
   From net investment income                                               (40,349)       (412,423)       (129,407)     (1,209,638)
   From accumulated net realized gains                                           --              --         (19,921)       (148,005)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares from operations                                          4,039,244       1,069,495      11,227,959       5,931,289
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                               (1,089,974)     (2,005,865)     (3,793,706)     (6,752,824)
From accumulated net realized gains                                              --              --        (114,136)       (446,272)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                             (1,089,974)     (2,005,865)     (3,907,842)     (7,199,096)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from shares issued to shareholders due
     to reinvestment of distributions                                            --              --         200,582          67,966
   Repurchased                                                                   --         (15,380)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                                               --         (15,380)        200,582          67,966
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares                                                          2,949,270        (951,750)      7,520,699      (1,199,841)
Net assets applicable to Common shares at the
   beginning of period                                                   39,128,820      40,080,570     131,513,360     132,713,201
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of
   period                                                             $  42,078,090   $  39,128,820   $ 139,034,059   $ 131,513,360
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                                        $     344,885   $     157,033   $   1,650,604   $   1,103,875
====================================================================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36 Nuveen Investments

| Notes to
| Financial Statements(Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ), Nuveen Arizona Dividend Advantage Municipal Fund (NFZ), Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR), Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE) and Nuveen Texas Quality Income Municipal Fund (NTX) (collectively, the "Funds"). Common shares of Arizona Premium Income (NAZ) and Texas Quality Income (NTX) are traded on the New York Stock Exchange (NYSE) while Common shares of Arizona Dividend Advantage (NFZ), Arizona Dividend Advantage 2 (NKR) and Arizona Dividend Advantage 3 (NXE) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (the "Codification") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Codification did not have a material effect on the Funds' financial statements.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with US generally accepted accounting principles.

INVESTMENT VALUATION

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such a price, at the mean of the bid and asked prices. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular investment or derivative instrument, the Board of Directors/Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2010, there were no such outstanding purchase commitments in any of the Funds.

INVESTMENT INCOME

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

INCOME TAXES

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

                                                           Nuveen Investments 37

| Notes to
| Financial Statements (Unaudited) (continued)

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles.

PREFERRED SHARES

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. As of January 31, 2010, the number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                     ARIZONA     ARIZONA       ARIZONA       ARIZONA     TEXAS
                                     PREMIUM    DIVIDEND      DIVIDEND      DIVIDEND   QUALITY
                                      INCOME   ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3    INCOME
                                       (NAZ)       (NFZ)         (NKR)         (NXE)     (NTX)
----------------------------------------------------------------------------------------------
Number of shares:
   Series M                               --          --            --           736       716
   Series T                               --         424            --            --        --
   Series W                               --          --           665            --        --
   Series TH                           1,115          --            --            --     1,886
----------------------------------------------------------------------------------------------
Total                                  1,115         424           665           736     2,602
==============================================================================================

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the Preferred shares issued by the Funds than there were offers to buy. This meant that these auctions "failed to clear," and that many Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Preferred shareholders unable to sell their shares received distributions at the "maximum rate" applicable to failed auctions as calculated in accordance with the pre-established terms of the Preferred shares.

These developments have generally not affected the portfolio management or investment policies of the Funds. However, one continuing implication of these auction failures for Common shareholders is that the Funds' cost of leverage likely has been incrementally higher at times, than it otherwise might have been had the auctions continued to be successful. As a result, the Funds' future Common share earnings may likely have been incrementally lower than they otherwise might have been. As of January 31, 2010, the aggregate amount of outstanding Preferred shares redeemed by each Fund is as follows:

                                                                 ARIZONA      ARIZONA       ARIZONA       ARIZONA         TEXAS
                                                                 PREMIUM     DIVIDEND      DIVIDEND      DIVIDEND       QUALITY
                                                                  INCOME    ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3        INCOME
                                                                   (NAZ)        (NFZ)         (NKR)         (NXE)         (NTX)
-------------------------------------------------------------------------------------------------------------------------------
Preferred shares redeemed, at liquidation value               $2,125,000   $1,400,000   $1,875,000    $3,600,000    $3,950,000
===============================================================================================================================

INVERSE FLOATING RATE SECURITIES

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the

38 Nuveen Investments
underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as "(IF) - Inverse floating rate investment." An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as "(UB) - Underlying bond of an inverse floating rate trust reflected as a financing transaction," with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as "Interest expense on floating rate obligations" on the Statement of Operations.

During the six months ended January 31, 2010, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") (such agreements referred to herein as "Recourse Trusts") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund's potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund's inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as "Unrealized depreciation on Recourse Trusts" on the Statement of Assets and Liabilities.

At January 31, 2010, the Funds were not invested in externally-deposited Recourse Trusts.

                                                                ARIZONA     ARIZONA       ARIZONA       ARIZONA     TEXAS
                                                                PREMIUM    DIVIDEND      DIVIDEND      DIVIDEND   QUALITY
                                                                 INCOME   ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3    INCOME
                                                                  (NAZ)       (NFZ)         (NKR)         (NXE)     (NTX)
--------------------------------------------------------------------------------------------------------------------------
Maximum exposure to Recourse Trusts                              $   --      $   --        $   --        $   --    $   --
==========================================================================================================================

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended January 31, 2010, were as follows:

                                                        TEXAS
                                                      QUALITY
                                                       INCOME
                                                        (NTX)
--------------------------------------------------------------
Average floating rate obligations outstanding      $3,960,000
Average annual interest rate and fees                    0.52%
==============================================================

FUTURES CONTRACTS

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in futures contracts in attempt to manage such risk. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as "Deposits with brokers for open futures contracts" on the Statement of Assets and Liabilities. Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. Variation margin is recognized as a receivable or payable for "Variation margin on futures contracts" on the Statement of Assets and Liabilities, when applicable.

During the period the futures contract is open, changes in the value of the contract are recorded as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract and is recognized as "Change in net unrealized appreciation (depreciation) of futures contracts" on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into and is recognized as "Net realized gain (loss) from futures contracts" on the Statement of Operations.

                                                           Nuveen Investments 39

| Notes to
| Financial Statements (Unaudited) (continued)

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices. The Funds did not invest in futures contracts during the six months ended January 31, 2010.

MARKET AND COUNTERPARTY CREDIT RISK

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange's clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties Nuveen Asset Management (the "Adviser"), a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

ZERO COUPON SECURITIES

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

CUSTODIAN FEE CREDIT

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

INDEMNIFICATIONS

Under the Funds' organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

USE OF ESTIMATES

The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

40 Nuveen Investments

2. FAIR VALUE MEASUREMENTS

In determining the value of each Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

      Level 1 - Quoted prices in active markets for identical securities.

      Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

      Level 3 - Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of January 31, 2010:

ARIZONA PREMIUM INCOME (NAZ)                     LEVEL 1        LEVEL 2      LEVEL 3          TOTAL
---------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds*                                 $ --   $ 86,209,605   $2,219,975   $ 88,429,580
===================================================================================================
ARIZONA DIVIDEND ADVANTAGE (NFZ)                 LEVEL 1        LEVEL 2      LEVEL 3          TOTAL
---------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds*                                 $ --   $ 30,806,646     $248,637   $ 31,055,283
   Short-Term Investments                             --        500,000           --        500,000
---------------------------------------------------------------------------------------------------
Total                                               $ --   $ 31,306,646   $  248,637   $ 31,555,283
===================================================================================================
ARIZONA DIVIDEND ADVANTAGE 2 (NKR)               LEVEL 1        LEVEL 2      LEVEL 3          TOTAL
---------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds*                                 $ --   $ 49,858,997   $1,003,429   $ 50,862,426
===================================================================================================
ARIZONA DIVIDEND ADVANTAGE 3 (NXE)               LEVEL 1        LEVEL 2      LEVEL 3          TOTAL
---------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds*                                 $ --   $ 59,452,173   $  612,713   $ 60,064,886
===================================================================================================
TEXAS QUALITY INCOME (NTX)                       LEVEL 1        LEVEL 2      LEVEL 3          TOTAL
---------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds*                                 $ --   $204,436,631   $  954,353   $205,390,984
===================================================================================================

* Refer to the Fund's Portfolio of Investments for industry breakdown of Municipal Bonds classified as Level 3.

The following is a reconciliation of each Fund's Level 3 investments held at the beginning and end of the measurement period:

                                                                 ARIZONA     ARIZONA       ARIZONA       ARIZONA       TEXAS
                                                                 PREMIUM    DIVIDEND      DIVIDEND      DIVIDEND     QUALITY
                                                                  INCOME   ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3      INCOME
                                                                   (NAZ)       (NFZ)         (NKR)         (NXE)       (NTX)
                                                                 LEVEL 3     LEVEL 3       LEVEL 3       LEVEL 3     LEVEL 3
                                                               MUNICIPAL   MUNICIPAL     MUNICIPAL     MUNICIPAL   MUNICIPAL
                                                                   BONDS       BONDS         BONDS         BONDS       BONDS
----------------------------------------------------------------------------------------------------------------------------
Balance at beginning of period                                $1,978,300   $ 221,570   $   894,192   $   546,011   $ 950,615
   Gains (losses):
      Net realized gains (losses)                                     --          --            --            --          --
      Net change in unrealized appreciation (depreciation)       241,675      27,067       109,237        66,702       3,738
   Net purchases at cost (sales at proceeds)                          --          --            --            --          --
   Net discounts (premiums)                                           --          --            --            --          --
   Net transfers in to (out of) at end of period fair value           --          --            --            --          --
----------------------------------------------------------------------------------------------------------------------------
Balance at end of period                                      $2,219,975   $ 248,637    $1,003,429   $   612,713   $ 954,353
============================================================================================================================

"Change in net unrealized appreciation (depreciation) of investments" presented on the Statement of Operations includes net appreciation (depreciation) related to securities classified as Level 3 at period end as follows:

                                                                 ARIZONA     ARIZONA       ARIZONA       ARIZONA       TEXAS
                                                                 PREMIUM    DIVIDEND      DIVIDEND      DIVIDEND     QUALITY
                                                                  INCOME   ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3      INCOME
                                                                   (NAZ)       (NFZ)         (NKR)         (NXE)       (NTX)
----------------------------------------------------------------------------------------------------------------------------
Level 3 net appreciation (depreciation)                       $  241,675   $  27,067   $   109,237   $    66,702   $   3,738
============================================================================================================================

                                                           Nuveen Investments 41

| Notes to
| Financial Statements (Unaudited) (continued)

3. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended January 31, 2010.

4. FUND SHARES

COMMON SHARES

Transactions in Common shares were as follows:

                                                                    ARIZONA PREMIUM       ARIZONA DIVIDEND       ARIZONA DIVIDEND
                                                                     INCOME (NAZ)          ADVANTAGE (NFZ)       ADVANTAGE 2 (NKR)
                                                                 --------------------   --------------------   ---------------------
                                                                 SIX MONTHS      YEAR   SIX MONTHS      YEAR   SIX MONTHS      YEAR
                                                                      ENDED     ENDED        ENDED     ENDED        ENDED     ENDED
                                                                    1/31/10   7/31/09      1/31/10   7/31/09      1/31/10   7/31/09
------------------------------------------------------------------------------------------------------------------------------------
Common shares:

   Issued to shareholders due to
      reinvestment of distributions                                      --       944           --       581           --     1,193

   Repurchased                                                           --        --           --    (2,500)          --      (800)
------------------------------------------------------------------------------------------------------------------------------------
Weighted average Common share:

   Price per share repurchased                                           --        --           --     $9.60           --    $10.35

   Discount per share repurchased                                        --        --           --     19.20%          --     17.60%
====================================================================================================================================

                                                                                          ARIZONA DIVIDEND         TEXAS QUALITY
                                                                                          ADVANTAGE 3 (NXE)        INCOME (NTX)
                                                                                        --------------------   ---------------------
                                                                                        SIX MONTHS      YEAR   SIX MONTHS      YEAR
                                                                                             ENDED     ENDED        ENDED     ENDED
                                                                                           1/31/10   7/31/09      1/31/10   7/31/09
------------------------------------------------------------------------------------------------------------------------------------
Common shares:

   Issued to shareholders due to
      reinvestment of distributions                                                             --        --       13,882     5,052

   Repurchased                                                                                  --    (1,600)          --        --
------------------------------------------------------------------------------------------------------------------------------------
Weighted average Common share:

   Price per share repurchased                                                                  --     $9.59           --        --

   Discount per share repurchased                                                               --     18.61%          --        --
====================================================================================================================================

PREFERRED SHARES

Transactions in Preferred shares were as follows:

                                                           ARIZONA PREMIUM INCOME (NAZ)          ARIZONA DIVIDEND ADVANTAGE (NFZ)
                                                      -------------------------------------   --------------------------------------
                                                        SIX MONTHS              YEAR             SIX MONTHS             YEAR
                                                           ENDED               ENDED               ENDED               ENDED
                                                          1/31/10             7/31/09             1/31/10             7/31/09
                                                      ------------------------------------------------------------------------------
                                                      SHARES   AMOUNT   SHARES     AMOUNT     SHARES   AMOUNT   SHARES     AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares redeemed:
   Series T                                               --     $ --       --   $       --       --     $ --       56   $1,400,000
   Series TH                                              --       --       85    2,125,000       --       --       --           --
------------------------------------------------------------------------------------------------------------------------------------
Total                                                     --     $ --       85   $2,125,000       --     $ --       56   $1,400,000
====================================================================================================================================

42 Nuveen Investments

                                                                 ARIZONA DIVIDEND                        ARIZONA DIVIDEND
                                                                 ADVANTAGE 2 (NKR)                       ADVANTAGE 3 (NXE)
                                                      -------------------------------------   --------------------------------------
                                                        SIX MONTHS              YEAR             SIX MONTHS             YEAR
                                                           ENDED               ENDED               ENDED               ENDED
                                                          1/31/10             7/31/09             1/31/10             7/31/09
                                                      ------------------------------------------------------------------------------
                                                      SHARES   AMOUNT   SHARES     AMOUNT     SHARES   AMOUNT   SHARES     AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares redeemed:
   Series M                                               --      $--       --   $       --       --      $--      144   $3,600,000
   Series W                                               --       --       75    1,875,000       --       --       --           --
------------------------------------------------------------------------------------------------------------------------------------
Total                                                     --      $--       75   $1,875,000       --      $--      144   $3,600,000
====================================================================================================================================

                                                                                                          TEXAS QUALITY
                                                                                                           INCOME (NTX)
                                                                                              --------------------------------------
                                                                                                 SIX MONTHS             YEAR
                                                                                                   ENDED               ENDED
                                                                                                  1/31/10             7/31/09
                                                                                              --------------------------------------
                                                                                              SHARES   AMOUNT   SHARES     AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares redeemed:
   Series M                                                                                       --      $--       44   $1,100,000
   Series TH                                                                                      --       --      114    2,850,000
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                             --      $--      158   $3,950,000
====================================================================================================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the six months ended January 31, 2010, were as follows:

                                                                      ARIZONA      ARIZONA       ARIZONA       ARIZONA        TEXAS
                                                                      PREMIUM     DIVIDEND      DIVIDEND      DIVIDEND      QUALITY
                                                                       INCOME    ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3       INCOME
                                                                         (NAZ)        (NFZ)         (NKR)         (NXE)        (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Purchases                                                          $3,866,010   $2,260,457    $1,817,361    $1,787,309   $8,930,997
Sales and maturities                                                3,370,410       27,060        43,100       926,120    5,745,237
====================================================================================================================================

6. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2010, the cost of investments was as follows:

                                                                   ARIZONA       ARIZONA       ARIZONA       ARIZONA          TEXAS
                                                                   PREMIUM      DIVIDEND      DIVIDEND      DIVIDEND        QUALITY
                                                                    INCOME     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3         INCOME
                                                                      (NAZ)         (NFZ)         (NKR)         (NXE)          (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Cost of investments                                            $84,992,286   $31,747,766   $50,197,855   $60,217,413   $198,082,309
====================================================================================================================================

                                                           Nuveen Investments 43

| Notes to
| Financial Statements (Unaudited) (continued)

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

                                                                    ARIZONA       ARIZONA       ARIZONA       ARIZONA         TEXAS
                                                                    PREMIUM      DIVIDEND      DIVIDEND      DIVIDEND       QUALITY
                                                                     INCOME     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3        INCOME
                                                                       (NAZ)         (NFZ)         (NKR)         (NXE)         (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                 $ 4,534,006   $   951,837   $ 2,108,210   $ 1,719,038   $ 8,170,956
   Depreciation                                                  (1,096,712)   (1,144,320)   (1,443,639)   (1,871,565)   (4,822,381)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments       $ 3,437,294   $  (192,483)  $   664,571   $  (152,527)  $ 3,348,575
====================================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at July 31, 2009, the Funds' last tax year end, were as follows:

                                                                    ARIZONA       ARIZONA       ARIZONA       ARIZONA         TEXAS
                                                                    PREMIUM      DIVIDEND      DIVIDEND      DIVIDEND       QUALITY
                                                                     INCOME     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3        INCOME
                                                                       (NAZ)         (NFZ)         (NKR)         (NXE)         (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                              $670,156      $147,439      $288,408      $313,130    $1,652,176
Undistributed net ordinary income **                                     --            11            --            --           690
Undistributed net long-term capital gains                                --            --            --            --           348
====================================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on July 1, 2009, paid on August 3, 2009.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended July 31, 2009, was designated for purposes of the dividends paid deduction as follows:

                                                                    ARIZONA       ARIZONA       ARIZONA       ARIZONA         TEXAS
                                                                    PREMIUM      DIVIDEND      DIVIDEND      DIVIDEND       QUALITY
                                                                     INCOME     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3        INCOME
                                                                       (NAZ)         (NFZ)         (NKR)         (NXE)         (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                         $3,419,031    $1,198,865    $2,063,963    $2,423,629    $7,900,976
Distributions from net ordinary income**                                 --            --            --            --       378,151
Distributions from net long-term capital gains                           --            --            --            --       268,060
====================================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At July 31, 2009, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                  ARIZONA       ARIZONA       ARIZONA       ARIZONA
                                                                                  PREMIUM      DIVIDEND      DIVIDEND      DIVIDEND
                                                                                   INCOME     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                                                                     (NAZ)         (NFZ)         (NKR)         (NXE)
------------------------------------------------------------------------------------------------------------------------------------
Expiration:
   July 31, 2011                                                               $  359,724      $     --      $     --    $       --
   July 31, 2012                                                                1,553,627            --            --       158,487
   July 31, 2013                                                                       --            --            --       160,902
   July 31, 2014                                                                       --            --            --       218,127
   July 31, 2016                                                                  562,384       246,571       212,903       363,937
   July 31, 2017                                                                  323,876       210,308       220,271       258,905
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                          $2,799,611      $456,879      $433,174    $1,160,358
====================================================================================================================================

The Funds have elected to defer net realized losses from investments incurred from November 1, 2008 through July 31, 2009, the Funds' last tax year end, ("post-October losses") in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

                                                                    ARIZONA       ARIZONA       ARIZONA       ARIZONA         TEXAS
                                                                    PREMIUM      DIVIDEND      DIVIDEND      DIVIDEND       QUALITY
                                                                     INCOME     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3        INCOME
                                                                       (NAZ)         (NFZ)         (NKR)         (NXE)         (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Post-October capital losses                                      $2,566,026      $321,087      $239,484      $213,362      $883,729
====================================================================================================================================

44 Nuveen Investments

7. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund's shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

                                                   ARIZONA PREMIUM INCOME (NAZ)
                                                     TEXAS QUALITY INCOME (NTX)
AVERAGE DAILY NET ASSETS*                                   FUND-LEVEL FEE RATE
-------------------------------------------------------------------------------

For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
===============================================================================

                                                ARIZONA DIVIDEND ADVANTAGE (NFZ)
                                              ARIZONA DIVIDEND ADVANTAGE 2 (NKR)
                                              ARIZONA DIVIDEND ADVANTAGE 3 (NXE)
AVERAGE DAILY NET ASSETS*                                    FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------

For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL*        EFFECTIVE RATE AT BREAKPOINT LEVEL
-------------------------------------------------------------------------------

$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
===============================================================================

* The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fees, daily managed assets include assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed assets in certain circumstances. As of January 31, 2010, the complex-level fee rate was .1881%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

                                                           Nuveen Investments 45

| Notes to
| Financial Statements (Unaudited) (continued)

For the first ten years of Arizona Dividend Advantage's (NFZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                         YEAR ENDING
JANUARY 31,                                         JANUARY 31,
-------------------------------------------------------------------------------
2001*                      .30%                     2007                 .25%
2002                       .30                      2008                 .20
2003                       .30                      2009                 .15
2004                       .30                      2010                 .10
2005                       .30                      2011                 .05
2006                       .30
===============================================================================

 *    From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage (NFZ) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of Arizona Dividend Advantage 2's (NKR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                         YEAR ENDING
MARCH 31,                                           MARCH 31,
-------------------------------------------------------------------------------
2002*                      .30%                     2008                 .25%
2003                       .30                      2009                 .20
2004                       .30                      2010                 .15
2005                       .30                      2011                 .10
2006                       .30                      2012                 .05
2007                       .30
===============================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage 2 (NKR) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Arizona Dividend Advantage 3's (NXE) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                         YEAR ENDING
SEPTEMBER 30,                                       SEPTEMBER 30,
-------------------------------------------------------------------------------
2002*                      .32%                     2007                 .32%
2003                       .32                      2008                 .24
2004                       .32                      2009                 .16
2005                       .32                      2010                 .08
2006                       .32
===============================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage 3 (NXE) for any portion of its fees and expenses beyond September 30, 2010.

8. NEW ACCOUNTING PRONOUNCEMENTS

ACCOUNTING FOR TRANSFERS OF FINANCIAL ASSETS

During June 2009, the FASB issued changes to the authoritative guidance under GAAP on accounting for transfers of financial assets. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and transferor's continuing involvement, if any, in transferred financial assets.

This guidance is effective as of the beginning of each reporting entity's first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of this guidance should be applied to transfers that occurred both before and after the effective date of this guidance. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and disclosures, if any.

FAIR VALUE MEASUREMENTS

On January 21, 2010, FASB issued changes to the authoritative guidance under GAAP for fair value measurements. The objective of which is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for both Level 2 and Level 3 positions,
ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements in the Level 3 rollforward must be shown

46 Nuveen Investments
on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Funds are evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

9. SUBSEQUENT EVENTS

DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on March 1, 2010, to shareholders of record on February 15, 2010, as follows:

                                           ARIZONA     ARIZONA       ARIZONA       ARIZONA     TEXAS
                                           PREMIUM    DIVIDEND      DIVIDEND      DIVIDEND   QUALITY
                                            INCOME   ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3    INCOME
                                             (NAZ)        (NFZ)         (NKR)        (NXE)      (NTX)
-----------------------------------------------------------------------------------------------------
Dividend per share                         $0.059    $   0.057   $     0.064    $    0.062   $ 0.068
=====================================================================================================

MUNIFUND TERM PREFERRED SHARES

Subsequent to the reporting period, Arizona Dividend Advantage (NFZ), Arizona Dividend Advantage 2 (NKR) and Arizona Dividend Advantage 3 (NXE) filed with the Securities and Exchange Commission (the "SEC") registration statements seeking to register MuniFund Term Preferred shares ("MTP"). These registration statements, declared effective by the SEC, enables the Funds to issue to the public shares of MTP to refinance all or a portion of their Preferred shares. The issuance of MTP by Arizona Dividend Advantage (NFZ), Arizona Dividend Advantage 2 (NKR) and Arizona Dividend Advantage 3 (NXE) is subject to market conditions. There is no assurance that MTP will be issued.

                                                           Nuveen Investments 47

| Financial
| Highlights(Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                         INVESTMENT OPERATIONS                            LESS DISTRIBUTIONS
                                    --------------------------------------------------------------  ------------------------------
                                                             DISTRIBUTIONS  DISTRIBUTIONS
                                                                  FROM NET           FROM                  NET
                         BEGINNING                              INVESTMENT        CAPITAL           INVESTMENT    CAPITAL
                            COMMON                      NET      INCOME TO       GAINS TO            INCOME TO   GAINS TO
                             SHARE         NET    REALIZED/      PREFERRED      PREFERRED               COMMON     COMMON
                         NET ASSET  INVESTMENT   UNREALIZED         SHARE-         SHARE-               SHARE-     SHARE-
                             VALUE      INCOME  GAIN (LOSS)        HOLDERS+       HOLDERS+   TOTAL     HOLDERS    HOLDERS   TOTAL
==================================================================================================================================
ARIZONA PREMIUM INCOME (NAZ)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                     $12.92        $.42      $   .69          $(.01)         $  --    $1.10       $(.34)    $  --    $(.34)
2009                         13.00         .85         (.16)          (.13)            --      .56        (.64)       --     (.64)
2008                         14.00         .88        (1.05)          (.22)            --     (.39)       (.61)       --     (.61)
2007                         14.10         .83         (.10)          (.22)            --      .51        (.61)       --     (.61)
2006                         14.53         .83         (.39)          (.18)            --      .26        (.69)       --     (.69)
2005                         14.04         .86          .56           (.09)            --     1.33        (.84)       --     (.84)

ARIZONA DIVIDEND ADVANTAGE (NFZ)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                      12.66         .42          .92           (.02)            --     1.32        (.33)       --     (.33)
2009                         13.26         .84         (.67)          (.14)            --      .03        (.63)       --     (.63)
2008                         14.48         .91        (1.23)          (.25)            --***  (.57)       (.64)     (.01)    (.65)
2007                         14.77         .91         (.17)          (.24)          (.02)     .48        (.71)     (.06)    (.77)
2006                         15.37         .93         (.40)          (.20)          (.01)     .32        (.84)     (.08)    (.92)
2005                         15.00         .97          .46           (.10)            --     1.33        (.92)     (.04)    (.96)
==================================================================================================================================

                                             PREFERRED SHARES AT END OF PERIOD
                            ENDING          ------------------------------------
                            COMMON            AGGREGATE  LIQUIDATION
                             SHARE  ENDING       AMOUNT   AND MARKET      ASSET
                         NET ASSET  MARKET  OUTSTANDING        VALUE   COVERAGE
                             VALUE   VALUE        (000)    PER SHARE  PER SHARE
================================================================================
ARIZONA PREMIUM INCOME (NAZ)
--------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                     $13.68  $13.84      $27,875      $25,000    $79,852
2009                         12.92   12.29       27,875       25,000     76,798
2008                         13.00   13.35       30,000       25,000     73,414
2007                         14.00   13.07       30,000       25,000     77,111
2006                         14.10   13.69       30,000       25,000     77,520
2005                         14.53   15.22       30,000       25,000     79,019

ARIZONA DIVIDEND ADVANTAGE (NFZ)
--------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                      13.65   12.27       10,600       25,000     74,837
2009                         12.66   12.14       10,600       25,000     71,238
2008                         13.26   13.70       12,000       25,000     67,817
2007                         14.48   13.35       12,000       25,000     71,748
2006                         14.77   15.90       12,000       25,000     72,628
2005                         15.37   16.08       12,000       25,000     74,485
================================================================================

48 Nuveen Investments

                                                             RATIOS/SUPPLEMENTAL DATA
                                              ----------------------------------------------------------
                                                                 RATIOS TO AVERAGE NET ASSETS
                                                                 APPLICABLE TO COMMON SHARES
                           TOTAL RETURNS                              BEFORE REIMBURSEMENT++
                         ------------------                -----------------------------------------
                                      BASED         ENDING
                                         ON            NET
                          BASED      COMMON         ASSETS
                             ON   SHARE NET     APPLICABLE   EXPENSES       EXPENSES             NET
                         MARKET       ASSET      TO COMMON  INCLUDING      EXCLUDING      INVESTMENT
                          VALUE*      VALUE*  SHARES (000)   INTEREST(a)    INTEREST          INCOME
=========================================================================================================
ARIZONA PREMIUM INCOME (NAZ)
---------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                   15.57%       8.56%       $61,160       1.21%****      1.21%****       6.14%****
2009                      (2.61)       4.73         57,755       1.33           1.33            7.01
2008                       7.10       (2.87)        58,097       1.40           1.26            6.42
2007                       (.22)       3.62         62,534       1.32           1.24            5.81
2006                      (5.62)       1.84         63,024       1.21           1.21            5.83
2005                       5.17        9.69         64,822       1.20           1.20            5.91

ARIZONA DIVIDEND ADVANTAGE (NFZ)
---------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                    3.74       10.46         21,131       1.35****       1.35****        6.00****
2009                      (6.12)        .58         19,605       1.51           1.51            6.70
2008                       7.72       (4.09)        20,552       1.58           1.44            6.14
2007                     (11.63)       3.24         22,439       1.48           1.38            5.74
2006                       4.54        2.14         22,862       1.36           1.36            5.79
2005                      10.88        9.04         23,753       1.34           1.34            5.82
=========================================================================================================

                                          RATIOS/SUPPLEMENTAL DATA
                         ---------------------------------------------------------
                                RATIOS TO AVERAGE NET ASSETS
                                APPLICABLE TO COMMON SHARES
                                   AFTER REIMBURSEMENT++**
                         -----------------------------------------
                          EXPENSES        EXPENSES             NET      PORTFOLIO
                         INCLUDING       EXCLUDING      INVESTMENT       TURNOVER
                          INTEREST(a)     INTEREST          INCOME           RATE
======================================================================================
ARIZONA PREMIUM INCOME (NAZ)
--------------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                       1.21%****       1.21%****       6.14%****         4%
2009                          1.34            1.34            7.00             25
2008                          1.40            1.26            6.42             21
2007                          1.32            1.23            5.82             13
2006                          1.21            1.21            5.82             22
2005                          1.20            1.20            5.91             17

ARIZONA DIVIDEND ADVANTAGE (NFZ)
--------------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                       1.20****        1.20****        6.15****         --*****
2009                          1.30            1.30            6.91              6
2008                          1.31            1.16            6.42             10
2007                          1.14            1.04            6.08             19
2006                           .94             .94            6.21             24
2005                           .89             .89            6.26             18
======================================================================================

* Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

** After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

***   Rounds to less than $.01 per share.

****  Annualized.

***** Calculates to less than 1%.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Preferred shares.

(a) The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 - Inverse Floating Rate Securities.

(b)   For the six months ended January 31, 2010.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 49

 | Financial
 | Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

                                                         INVESTMENT OPERATIONS                            LESS DISTRIBUTIONS
                                    --------------------------------------------------------------  ------------------------------
                                                             DISTRIBUTIONS  DISTRIBUTIONS
                                                                  FROM NET           FROM                  NET
                         BEGINNING                              INVESTMENT        CAPITAL           INVESTMENT    CAPITAL
                            COMMON                      NET      INCOME TO       GAINS TO            INCOME TO   GAINS TO
                             SHARE         NET    REALIZED/      PREFERRED      PREFERRED               COMMON     COMMON
                         NET ASSET  INVESTMENT   UNREALIZED         SHARE-         SHARE-               SHARE-     SHARE-
                             VALUE      INCOME  GAIN (LOSS)       HOLDERS+       HOLDERS+    TOTAL     HOLDERS    HOLDERS   TOTAL
==================================================================================================================================
ARIZONA DIVIDEND ADVANTAGE 2 (NKR)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                     $13.46        $.45       $  .78          $(.02)         $  --    $1.21       $(.37)   $    --   $(.37)
2009                         13.66         .93         (.29)          (.14)            --      .50        (.70)        --    (.70)
2008                         14.76         .96        (1.03)          (.24)          (.02)    (.33)       (.71)      (.06)   (.77)
2007                         15.00         .97         (.18)          (.24)          (.01)     .54        (.74)      (.04)   (.78)
2006                         15.56         .96         (.37)          (.20)          (.01)     .38        (.83)      (.11)   (.94)
2005                         15.10         .97          .59           (.11)          (.01)    1.44        (.86)      (.12)   (.98)

ARIZONA DIVIDEND ADVANTAGE 3 (NXE)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                      12.76         .43          .90           (.01)            --     1.32        (.36)        --    (.36)
2009                         13.07         .88         (.41)          (.13)            --      .34        (.65)        --    (.65)
2008                         14.20         .91        (1.15)          (.24)            --     (.48)       (.65)        --    (.65)
2007                         14.32         .90         (.10)          (.25)            --      .55        (.67)        --    (.67)
2006                         14.62         .88         (.26)          (.19)            --      .43        (.73)        --    (.73)
2005                         14.01         .89          .62           (.10)            --     1.41        (.80)        --    (.80)
==================================================================================================================================

                                             PREFERRED SHARES AT END OF PERIOD
                            ENDING          ------------------------------------
                            COMMON            AGGREGATE  LIQUIDATION
                             SHARE  ENDING       AMOUNT   AND MARKET      ASSET
                         NET ASSET  MARKET  OUTSTANDING        VALUE   COVERAGE
                             VALUE   VALUE        (000)    PER SHARE  PER SHARE
================================================================================
ARIZONA DIVIDEND ADVANTAGE 2 (NKR)
--------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                     $14.30  $13.18      $16,625      $25,000    $77,475
2009                         13.46   12.52       16,625       25,000     74,367
2008                         13.66   14.00       18,500       25,000     70,015
2007                         14.76   15.27       18,500       25,000     73,616
2006                         15.00   15.37       18,500       25,000     74,277
2005                         15.56   16.19       18,500       25,000     75,952

ARIZONA DIVIDEND ADVANTAGE 3 (NXE)
--------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                      13.72   12.65       18,400       25,000     82,171
2009                         12.76   11.73       18,400       25,000     78,164
2008                         13.07   13.30       22,000       25,000     70,546
2007                         14.20   13.44       22,000       25,000     74,490
2006                         14.32   13.52       22,000       25,000     74,902
2005                         14.62   14.48       22,000       25,000     75,942
================================================================================

50 Nuveen Investments

                                                               RATIOS/SUPPLEMENTAL DATA
                                              ----------------------------------------------------------
                                                                  RATIOS TO AVERAGE NET ASSETS
                                                                  APPLICABLE TO COMMON SHARES
                           TOTAL RETURNS                             BEFORE REIMBURSEMENT++
                         ------------------                -----------------------------------------

                                      BASED         ENDING
                                         ON            NET
                          BASED      COMMON         ASSETS
                             ON   SHARE NET     APPLICABLE   EXPENSES       EXPENSES             NET
                         MARKET       ASSET      TO COMMON  INCLUDING      EXCLUDING      INVESTMENT
                          VALUE*      VALUE*  SHARES (000)   INTEREST(a)    INTEREST          INCOME
========================================================================================================
ARIZONA DIVIDEND ADVANTAGE 2 (NKR)
--------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                    8.22%       9.00%       $34,896       1.27%***       1.27%***        6.04%***
2009                      (4.99)       4.09         32,829       1.40           1.40            6.93
2008                      (3.16)      (2.38)        33,311       1.49           1.34            6.32
2007                       4.52        3.59         35,976       1.39           1.29            5.92
2006                        .82        2.49         36,465       1.28           1.28            5.88
2005                      16.30        9.74         37,704       1.27           1.27            5.76

ARIZONA DIVIDEND ADVANTAGE 3 (NXE)
--------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                   10.90       10.35         42,078       1.22***        1.22***         6.14***
2009                      (6.18)       3.08         39,129       1.37           1.37            6.97
2008                       3.96       (3.48)        40,081       1.46           1.30            6.17
2007                       4.21        3.81         43,552       1.36           1.26            5.69
2006                      (1.80)       3.03         43,913       1.26           1.26            5.63
2005                      15.11       10.21         44,829       1.25           1.25            5.63
========================================================================================================

                                          RATIOS/SUPPLEMENTAL DATA
                         -------------------------------------------------------------
                                RATIOS TO AVERAGE NET ASSETS
                                APPLICABLE TO COMMON SHARES
                                  AFTER REIMBURSEMENT++**
                         -----------------------------------------
                          EXPENSES        EXPENSES             NET      PORTFOLIO
                         INCLUDING       EXCLUDING      INVESTMENT       TURNOVER
                          INTEREST(a)     INTEREST          INCOME           RATE
======================================================================================
ARIZONA DIVIDEND ADVANTAGE 2 (NKR)
--------------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                       1.05%***        1.05%***        6.26%***         --%****
2009                          1.11            1.11            7.22              5
2008                          1.13             .98            6.68             15
2007                           .96             .86            6.35             14
2006                           .83             .83            6.33             11
2005                           .83             .83            6.21             11

ARIZONA DIVIDEND ADVANTAGE 3 (NXE)
--------------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                       1.07***         1.07***         6.30***           2
2009                          1.09            1.09            7.25              9
2008                          1.08             .92            6.55             16
2007                           .88             .78            6.16             15
2006                           .79             .79            6.11             12
2005                           .78             .78            6.10             15
======================================================================================

* Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

** After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

***   Annualized.

****  Calculates to less than 1%.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Preferred shares.

(a) The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 - Inverse Floating Rate Securities.

(b)   For the six months ended January 31, 2010.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 51

 | Financial
 | Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

                                                      INVESTMENT OPERATIONS                                LESS DISTRIBUTIONS
                               ------------------------------------------------------------------   --------------------------------
                                                          DISTRIBUTIONS   DISTRIBUTIONS
                                                               FROM NET            FROM                    NET
                   BEGINNING                                 INVESTMENT         CAPITAL             INVESTMENT    CAPITAL
                      COMMON                        NET       INCOME TO        GAINS TO              INCOME TO   GAINS TO
                       SHARE          NET     REALIZED/       PREFERRED       PREFERRED                 COMMON     COMMON
                   NET ASSET   INVESTMENT    UNREALIZED          SHARE-          SHARE-                 SHARE-     SHARE-
                       VALUE       INCOME   GAIN (LOSS)         HOLDERS+        HOLDERS+    TOTAL      HOLDERS    HOLDERS     TOTAL
====================================================================================================================================
TEXAS QUALITY INCOME (NTX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)               $13.84        $ .47         $ .72           $(.01)           $ --***  $1.18        $(.40)     $(.01)    $(.41)
2009                   13.98          .94          (.17)           (.13)           (.02)      .62         (.71)      (.05)     (.76)
2008                   14.87          .94          (.83)           (.23)           (.02)     (.14)        (.69)      (.06)     (.75)
2007                   15.06          .95          (.11)           (.25)           (.01)      .58         (.73)      (.04)     (.77)
2006                   15.46          .96          (.32)           (.22)             --       .42         (.82)        --      (.82)
2005                   15.12         1.00           .41            (.13)             --      1.28         (.94)        --      (.94)
------------------------------------------------------------------------------------------------------------------------------------

                                            PREFERRED SHARES AT END OF PERIOD
                        ENDING            -------------------------------------
                        COMMON              AGGREGATE   LIQUIDATION
                         SHARE   ENDING        AMOUNT    AND MARKET       ASSET
                     NET ASSET   MARKET   OUTSTANDING         VALUE    COVERAGE
                         VALUE    VALUE         (000)     PER SHARE   PER SHARE
===============================================================================
TEXAS QUALITY INCOME (NTX)
-------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                 $14.61   $15.23       $65,050       $25,000     $78,434
2009                     13.84    14.78        65,050        25,000      75,543
2008                     13.98    12.46        69,000        25,000      73,084
2007                     14.87    13.89        69,000        25,000      76,173
2006                     15.06    14.71        69,000        25,000      76,815
2005                     15.46    16.19        69,000        25,000      78,159
===============================================================================

52 Nuveen Investments

                                                                  RATIOS/SUPPLEMENTAL DATA
                                                ------------------------------------------------------------
                                                                     RATIOS TO AVERAGE NET ASSETS
                                                                      APPLICABLE TO COMMON SHARES
                              TOTAL RETURNS                              BEFORE REIMBURSEMENT++
                           ------------------                  ---------------------------------------------
                                        BASED         ENDING
                                           ON            NET
                            BASED      COMMON         ASSETS
                               ON   SHARE NET     APPLICABLE    EXPENSES       EXPENSES             NET
                           MARKET       ASSET      TO COMMON   INCLUDING      EXCLUDING      INVESTMENT
                            VALUE*      VALUE*  SHARES (000)    INTEREST(a)    INTEREST          INCOME
============================================================================================================
TEXAS QUALITY INCOME (NTX)
------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                      5.97%       8.58%      $139,034        1.18%****      1.17%****       6.45%****
2009                        25.98        4.80        131,513        1.27           1.26            7.06
2008                        (5.16)      (1.04)       132,713        1.26           1.21            6.46
2007                         (.52)       3.82        141,238        1.24           1.18            6.24
2006                        (4.03)       2.77        143,009        1.19           1.19            6.31
2005                        17.83        8.61        146,718        1.18           1.18            6.42
============================================================================================================

                                      RATIOS/SUPPLEMENTAL DATA
                   -------------------------------------------------------------
                         RATIOS TO AVERAGE NET ASSETS
                          APPLICABLE TO COMMON SHARES
                            AFTER REIMBURSEMENT++**
                   ----------------------------------------
                    EXPENSES       EXPENSES             NET      PORTFOLIO
                   INCLUDING      EXCLUDING      INVESTMENT       TURNOVER
                    INTEREST(a)    INTEREST          INCOME           RATE
================================================================================
TEXAS QUALITY INCOME (NTX)
--------------------------------------------------------------------------------
Year Ended 7/31:
2010(b)                 1.18%****      1.17%****       6.45%****         3%
2009                    1.26           1.26            7.07             10
2008                    1.26           1.21            6.46              8
2007                    1.24           1.18            6.24              9
2006                    1.20           1.20            6.31             13
2005                    1.18           1.18            6.42             14
================================================================================

* Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

** After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

***   Rounds to less than $.01 per share.

****  Annualized.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Preferred shares.

(a) The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 - Inverse Floating Rate Securities.

(b)   For the six months ended January 31, 2010.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 53

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

NUVEEN CLOSED-END FUNDS AUTOMATIC REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price

54 Nuveen Investments
per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                                                           Nuveen Investments 55

Glossary of Terms Used in this Report

o AUCTION RATE BOND: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed," with current holders receiving a formula-based interest rate until the next scheduled auction.

o AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

o AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

o INVERSE FLOATERS: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

56 Nuveen Investments

o LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

o MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

o NET ASSET VALUE (NAV): A Fund's NAV per common share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.

o PRE-REFUNDING: Pre-refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond's credit rating and thus its value.

o TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

o ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

                                                           Nuveen Investments 57

Notes

58 Nuveen Investments

Notes

                                                           Nuveen Investments 59

Notes

60 Nuveen Investments

Other Useful Information

BOARD OF
DIRECTORS/TRUSTEES
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange ("NYSE") the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

COMMON AND PREFERRED SHARE INFORMATION

Each Fund intends to repurchase and/or redeem shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds did not repurchased and/or redeemed shares of their common and/or preferred stock. Any future repurchases and/or redemptions will be reported to shareholders in the next annual or semi-annual report.

                                                           Nuveen Investments 61

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, longterm investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

FOCUSED ON MEETING INVESTOR NEEDS.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $145 billion of assets on December 31, 2009.

FIND OUT HOW WE CAN HELP YOU.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or NUVEEN INVESTMENTS, 333 W. WACKER DR., CHICAGO, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: WWW.NUVEEN.COM/CEF

o  Share prices

o  Fund details

o  Daily financial news

o  Investor education

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Distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

                                                                     ESA-A-0110D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)  See Portfolio of Investments in Item 1.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Arizona Dividend Advantage Municipal Fund 3
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: April 9, 2010
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: April 9, 2010
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: April 9, 2010
    -------------------------------------------------------------------